iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 92.1%
Canada: 14.1%
65,610	Brookfield Corp.	$2,655,237
26,330	Canadian National Railway Co.	2,705,934
14,805	Franco-Nevada Corp.	3,657,575
13,813	Shopify, Inc. - Class A*	1,638,498

		10,657,244

China: 1.9%
23,614	Tencent Holdings Ltd.	1,457,766

Germany: 1.5%
6,923	Siemens Energy AG	1,134,142

Netherlands: 3.8%
962	Adyen NV*(a)	942,369
25,400	Heineken NV	1,944,243

		2,886,612

Taiwan: 2.8%
6,227	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,104,415

United States: 68.0%
7,750	Adobe, Inc.*	1,883,870
23,570	Agilent Technologies, Inc.	2,686,509
7,243	Alphabet, Inc. - Class A	2,082,797
9,950	Amazon.com, Inc.*	2,072,287
12,740	Aon PLC - Class A	4,112,217
5,484	Broadcom, Inc.	1,697,353
24,431	CoStar Group, Inc.*	985,547
2,130	Eli Lilly & Co.	1,959,110
259,750	Haleon PLC - ADR(b)	2,600,097
14,325	Marsh & McLennan Cos., Inc.	2,484,671
3,780	McKesson Corp.	3,271,061
3,840	Meta Platforms, Inc. - Class A	2,196,979
12,245	Microsoft Corp.	4,532,732
58,850	Occidental Petroleum Corp.	3,825,250
11,720	ServiceNow, Inc.*	1,225,326
10,960	Union Pacific Corp.	2,659,115
7,565	UnitedHealth Group, Inc.	2,047,013
10,260	Visa, Inc. - Class A	3,100,982
22,500	Walt Disney Co.	2,168,550
33,125	Zoetis, Inc.	3,915,706

		51,507,172

TOTAL COMMON STOCKS (Cost $67,829,698)		69,747,351

PREFERRED STOCKS: 5.8%
South Korea: 5.8%
58,665	Samsung Electronics Co. Ltd. - (Preference Shares)*	4,366,409

TOTAL PREFERRED STOCKS (Cost $2,326,135)		4,366,409

Shares		Value
SHORT-TERM INVESTMENTS: 4.9%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 3.2%
2,396,194	State Street Navigator Securities Lending Government Money Market Portfolio, 3.680%(c)(d)	$2,396,194

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,396,194)		2,396,194

Principal Amount
REPURCHASE AGREEMENTS: 1.7%
$1,316,571	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $1,303,700, U.S. Treasury Notes, 4.625%, due 02/15/2035, value $1,343,283] (proceeds $1,316,610)	1,316,571

TOTAL REPURCHASE AGREEMENTS (Cost $1,316,571)		1,316,571

TOTAL SHORT-TERM INVESTMENTS (Cost $3,712,765)		3,712,765

TOTAL INVESTMENTS (Cost: $73,868,598): 102.8%		77,826,525

Liabilities in Excess of Other Assets: (2.8)%		(2,124,289)

NET ASSETS: 100.0%		$75,702,236

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	Security, or portion thereof, is out on loan.
(c)	The rate disclosed is the 7 day net yield as of March 31, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$73,868,598

Gross unrealized appreciation	10,144,445
Gross unrealized depreciation	(6,186,518)

Net unrealized appreciation	$3,957,927

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Pharmaceuticals	11.2%
Software	10.1%
Insurance	8.7%
Interactive Media & Services	7.6%
Ground Transportation	7.1%
Health Care Providers & Services	7.0%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.3%
Oil, Gas & Consumable Fuels	5.1%
Semiconductors & Semiconductor Equipment	5.0%
Metals & Mining	4.8%
Life Sciences Tools & Services	3.5%
Capital Markets	3.5%
Entertainment	2.9%
Broadline Retail	2.7%
Beverages	2.6%
IT Services	2.2%
Electrical Equipment	1.5%
Real Estate Management & Development	1.3%
Short-Term Investments	4.9%

Total Investments	102.8%
Liabilities in Excess of Other Assets	(2.8)%

Net Assets	100.0%

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 97.2%
Australia: 0.5%
71,800	Glencore PLC*	$544,988

Brazil: 4.2%
1,557	MercadoLibre, Inc.*	2,692,084
147,124	NU Holdings Ltd. - Class A*	2,114,172

		4,806,256

Canada: 1.5%
14,870	Shopify, Inc. - Class A*	1,763,879

China: 1.5%
13,071	Prosus NV	595,344
17,496	Tencent Holdings Ltd. - ADR	1,106,097

		1,701,441

France: 10.3%
8,847	BNP Paribas SA	839,712
6,675	Capgemini SE	777,371
118,362	Carrefour SA	2,174,166
27,715	Cie de Saint-Gobain SA	2,272,526
2,924	Kering SA	880,967
7,863	Pernod Ricard SA	584,754
18,791	Publicis Groupe SA	1,548,387
37,433	Societe Generale SA	2,723,281

		11,801,164

Germany: 13.0%
7,285	Adidas AG	1,143,844
1,165	Allianz SE	481,008
38,369	Aumovio SE*	1,476,635
14,976	Bayer AG	678,351
10,055	Bayerische Motoren Werke AG	904,812
38,273	Birkenstock Holding PLC*	1,371,322
44,781	Daimler Truck Holding AG	2,127,014
5,760	Deutsche Boerse AG	1,668,555
11,756	Merck KGaA	1,454,666
294	Rheinmetall AG	488,523
18,615	SAP SE	3,138,827

		14,933,557

Greece: 1.3%
180,185	Piraeus Bank SA	1,479,669

Indonesia: 0.8%
3,147,000	Bank Mandiri Persero Tbk. PT	882,451

Ireland: 1.5%
22,700	Kerry Group PLC - Class A	1,791,217

Israel: 7.0%
42,194	Meitav Investment House Ltd.	1,473,178
83,503	Phoenix Financial Ltd.	4,411,495
49,887	Tel Aviv Stock Exchange Ltd.	2,196,907

		8,081,580

Italy: 5.0%
189,458	Banca Monte dei Paschi di Siena SpA	1,644,782
129,354	Davide Campari-Milano NV(a)	917,936
330,300	Intesa Sanpaolo SpA	2,000,506

Shares		Value
Italy (continued)
42,620	Ryanair Holdings PLC	$1,203,056

		5,766,280

Japan: 5.3%
72,600	Asahi Group Holdings Ltd.	726,848
55,400	Nippon Sanso Holdings Corp.	1,973,168
88,000	Rigaku Holdings Corp.	1,154,250
9,149	Tokyo Electron Ltd.	2,231,993

		6,086,259

Netherlands: 6.6%
766	Adyen NV*(b)	763,712
3,321	ASML Holding NV	4,379,827
51,090	Koninklijke Philips NV	1,394,256
71,000	Magnum Ice Cream Co. NV*	1,044,112

		7,581,907

Singapore: 2.6%
86,009	STMicroelectronics NV	2,941,856

South Africa: 1.5%
39,796	Anglo American PLC	1,684,144

South Korea: 0.7%
7,012	Samsung Electronics Co. Ltd.	787,658

Spain: 1.4%
81,000	Puig Brands SA - Class B	1,603,974

Switzerland: 7.0%
27,323	Bachem Holding AG(a)	2,239,293
10,904	Cie Financiere Richemont SA - Class A	1,935,873
11,955	Julius Baer Group Ltd.	877,708
1,909	Lonza Group AG	1,216,868
17,199	Straumann Holding AG	1,787,629

		8,057,371

Taiwan: 4.1%
84,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,735,537

United Kingdom: 10.5%
13,700	AstraZeneca PLC	2,665,447
102,951	Compass Group PLC	2,849,234
26,015	Diageo PLC	481,486
14,900	Intertek Group PLC	723,651
156,956	National Grid PLC	2,635,817
21,409	Reckitt Benckiser Group PLC	1,447,219
112,331	Sage Group PLC	1,249,710

		12,052,564

United States: 10.9%
7,164	Aon PLC - Class A	2,312,396
88,143	CNH Industrial NV	969,573
18,500	Sanofi SA	1,777,949
6,254	Schneider Electric SE	1,711,545
46,999	Shell PLC	2,186,165
3,238	Spotify Technology SA*	1,570,138
11,719	Sunbelt Rentals Holdings, Inc.(a)	762,790

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
United States (continued)
24,755	Titan SA	$1,294,183

		12,584,739

TOTAL COMMON STOCKS (Cost $99,462,503)		111,668,491

SHORT-TERM INVESTMENTS: 1.7%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 0.6%
720,435	State Street Navigator Securities Lending Government Money Market Portfolio, 3.680%(c)(d)	720,435

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $720,435)		720,435

Principal Amount
REPURCHASE AGREEMENTS: 1.1%
$1,244,061	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $1,232,000, U.S. Treasury Notes, 4.625%, due 02/15/2035, value $1,269,510] (proceeds $1,244,098)	1,244,061

TOTAL REPURCHASE AGREEMENTS (Cost $1,244,061)		1,244,061

TOTAL SHORT-TERM INVESTMENTS (Cost $1,964,496)		1,964,496

TOTAL INVESTMENTS (Cost: $101,426,999): 98.9%		113,632,987

Other Assets in Excess of Liabilities: 1.1%		1,247,125

NET ASSETS: 100.0%		$114,880,112

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of March 31, 2026.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$101,426,999

Gross unrealized appreciation	18,978,661
Gross unrealized depreciation	(6,772,673)

Net unrealized appreciation	$12,205,988

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	12.5%
Banks	10.1%
Insurance	6.2%
Pharmaceuticals	5.7%
Capital Markets	5.5%
Textiles, Apparel & Luxury Goods	4.7%
Software	3.8%
Life Sciences Tools & Services	3.0%
Broadline Retail	2.9%
Health Care Equipment & Supplies	2.7%
Machinery	2.6%
Hotels, Restaurants & Leisure	2.5%
Food Products	2.4%
Beverages	2.3%
Multi-Utilities	2.3%
IT Services	2.2%
Building Products	2.0%
Metals & Mining	2.0%
Oil, Gas & Consumable Fuels	1.9%
Consumer Staples Distribution & Retail	1.9%
Chemicals	1.7%
Electrical Equipment	1.5%
Personal Care Products	1.4%
Entertainment	1.4%
Media	1.3%
Automobile Components	1.3%
Household Products	1.3%
Construction Materials	1.1%
Passenger Airlines	1.1%
Electronic Equipment, Instruments & Components	1.0%
Interactive Media & Services	1.0%
Automobiles	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Financial Services	0.7%
Trading Companies & Distributors	0.7%
Professional Services	0.6%
Aerospace & Defense	0.4%
Short-Term Investments	1.7%

Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%

Net Assets	100.0%

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 97.6%
Consumer Discretionary: 5.8%
9,133	Advance Auto Parts, Inc.(a)	$481,766
34,540	Capri Holdings Ltd.*	608,595
10,068	Floor & Decor Holdings, Inc. - Class A*	511,454
14,426	Gentherm, Inc.*	400,754
39,309	Goodyear Tire & Rubber Co.*	260,619
34,998	VF Corp.	594,616

		2,857,804

Energy: 1.4%
51,990	Crescent Energy Co. - Class A(a)	701,865

Financials: 13.8%
28,365	Columbia Banking System, Inc.	778,052
15,093	Glacier Bancorp, Inc.(a)	674,204
9,972	Goosehead Insurance, Inc. - Class A*	425,406
5,715	Hamilton Lane, Inc. - Class A	568,071
2,080	Kinsale Capital Group, Inc.	710,653
18,578	National Bank Holdings Corp. - Class A	727,514
20,405	Seacoast Banking Corp. of Florida	618,067
8,309	Southstate Bank Corp.	768,749
9,327	Texas Capital Bancshares, Inc.*	884,946
19,559	WesBanco, Inc.	674,590

		6,830,252

Health Care: 8.5%
45,094	AdaptHealth Corp.*	536,619
15,460	Bio-Techne Corp.	807,939
4,178	ICU Medical, Inc.*	539,589
2,325	Medpace Holdings, Inc.*	1,116,442
14,796	QuidelOrtho Corp.*	243,098
8,127	Repligen Corp.*	957,523

		4,201,210

Industrials: 28.6%(b)
3,076	Applied Industrial Technologies, Inc.	816,124
6,465	AZZ, Inc.	808,965
9,208	Casella Waste Systems, Inc. - Class A*	730,563
18,214	Core & Main, Inc. - Class A*	899,772
3,009	CSW Industrials, Inc.	784,085
2,241	EnerSys	389,307
6,747	Federal Signal Corp.	729,621
4,661	Franklin Electric Co., Inc.	429,604
13,705	Gibraltar Industries, Inc.*	546,418
75,704	Hayward Holdings, Inc.*	1,012,920
3,447	HEICO Corp. - Class A	727,627
8,127	Mercury Systems, Inc.*	592,540
32,050	Quanex Building Products Corp.	575,938
3,197	RBC Bearings, Inc.*	1,736,355
2,086	Saia, Inc.*	732,770
12,848	Terex Corp.	759,317
8,276	Timken Co.	832,317

Shares		Value
Industrials (continued)
2,771	Valmont Industries, Inc.	$1,107,208

		14,211,451

Information Technology: 22.1%
7,269	Agilysys, Inc.*	517,117
15,824	Allegro MicroSystems, Inc.*	498,931
4,017	Appfolio, Inc. - Class A*	633,963
6,087	Badger Meter, Inc.	927,354
5,639	Belden, Inc.	647,526
17,242	Cohu, Inc.*	527,950
8,111	Descartes Systems Group, Inc.*	580,423
3,722	Guidewire Software, Inc.*	556,662
6,491	IPG Photonics Corp.*	743,804
3,266	Littelfuse, Inc.	1,108,317
5,573	Manhattan Associates, Inc.*	741,878
9,692	Novanta, Inc.*	1,144,722
5,299	Onto Innovation, Inc.*	1,086,666
12,010	Procore Technologies, Inc.*	684,570
8,218	Synaptics, Inc.*(a)	575,589

		10,975,472

Materials: 14.1%
7,447	Celanese Corp.	489,789
4,568	Eagle Materials, Inc.	865,408
19,516	Element Solutions, Inc.	666,276
19,189	Ingevity Corp.*	1,366,833
6,220	Louisiana-Pacific Corp.	452,505
6,924	MP Materials Corp.*(a)	334,152
71,059	O-I Glass, Inc.*	746,830
84,677	Perimeter Solutions, Inc.*	2,067,812

		6,989,605

Real Estate: 3.3%
14,316	Landbridge Co. LLC - Class A	988,520
18,693	STAG Industrial, Inc. - REIT	674,070

		1,662,590

TOTAL COMMON STOCKS (Cost $45,494,090)		48,430,249

TOTAL INVESTMENTS (Cost: $45,494,090): 97.6%		48,430,249

Other Assets in Excess of Liabilities: 2.4%		1,202,854

NET ASSETS: 100.0%		$49,633,103

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$45,494,090

Gross unrealized appreciation	8,045,757
Gross unrealized depreciation	(5,109,598)

Net unrealized appreciation	$2,936,159

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 0.4%
Communication Services: 0.0%
12,251	Oi SA - ADR*	$6,125
801	Xplornet Communications, Inc.*	1,252

		7,377

Consumer Discretionary: 0.0%
1	Accuride Corp.*	0
21,482	Accuride Corp.*	2
283	WW International, Inc.*	3,889

		3,891

Consumer Staples: 0.0%
30,089	Moran Foods LLC*	858

Energy: 0.0%
1	Hornbeck Offshore Services, Inc.*	48

Financials: 0.0%
17,500	Sound Holdings FP*(a)	0

Health Care: 0.0%
268	Keenova Therapeutics PLC*	27,319
268	Par Health, Inc.*	1,474

		28,793

Industrials: 0.4%
905	Luxco Co. Ltd.*	15,008
32,677	Mcdermott International Ltd.*	849,592
440	McDermott International, Inc.*	6,598

		871,198

Information Technology: 0.0%
6,102	Riverbed Technology, Inc.*	793

Materials: 0.0%
609	Yak Blocker 2 LLC - Series C 1*(a)	544
563	Yak Blocker 2 LLC - Series C 2*(a)	502

		1,046

Real Estate: 0.0%
912,436	CFLD Cayman Investment Trust*	4,623
142,738	Kaisa Group Holdings Ltd.*	1,620
1,239,883	Shimao Group Holdings Ltd.*	27,043
256,164	Yuzhou Group Holdings Co. Ltd.*	5,195

		38,481

Special Purpose Acquisition Companies: 0.0%
6,266	Pershing Square Tontine Holdings Ltd.*	0
294	Stichting Administratiekantoor*	0
800	Stichting Administratiekantoor*	0

		0

TOTAL COMMON STOCKS (Cost $1,602,555)		952,485

Shares		Value
RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	$35,421
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	137,560
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*	105,991
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	550
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	7,002
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	186,701
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	0

TOTAL RIGHTS/WARRANTS (Cost $554,144)		473,225

PREFERRED STOCKS: 1.3%
Financials: 1.1%
	American National Group, Inc.
3,000	7.375%, 01/15/2030(b)	70,800
	CION Investment Corp.
20,000	7.500%, 12/30/2029(c)	495,600
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	35,940
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026	221,788
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	749,920
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	571,428
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 04/29/2026(b)	31,640
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	622,750

		2,799,866

Industrials: 0.0%
	Element Commercial Aviation
170	0.000%, *(a)	0

Utilities: 0.2%
	NextEra Energy Capital Holdings, Inc. - Series U
20,100	6.500%, 06/01/2085	498,681

TOTAL PREFERRED STOCKS (Cost $5,113,685)		3,298,547

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES: 15.3%
Commercial MBS: 0.2%
	Cogent Ipv4 LLC
$580,000	Series 2025-1A-A2 6.646%, 04/25/2055(d)	$594,351

Home Equity ABS: 0.5%
	Carrington Mortgage Loan Trust
300,000	Series 2005-NC3-M5 4.843%, 06/25/2035(e) 1 mo. USD Term SOFR + 1.164%	287,263
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	98,308
	FIGRE Trust
60,262	Series 2024-HE1-B 6.506%, 03/25/2054(d)(g)	61,585
91,930	Series 2024-HE2-C 6.720%, 05/25/2054(d)(g)	93,912
96,027	Series 2024-HE3-C 6.229%, 07/25/2054(d)(g)	97,136
114,266	Series 2025-HE1-C 6.029%, 01/25/2055(d)(g)	114,755
	GSAA Home Equity Trust
505,907	Series 2006-10-AF5 6.948%, 06/25/2036(f)	108,941
	Morgan Stanley ABS Capital I, Inc. Trust
242,944	Series 2006-HE8-A2D 4.013%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.334%	106,022
325,878	Series 2007-HE4-A2C 4.023%, 02/25/2037(e) 1 mo. USD Term SOFR + 0.344%	101,951
	Saluda Grade Alternative Mortgage Trust
60,301	Series 2023-FIG4-B 7.115%, 11/25/2053(d)(g)	61,785
	Vista Point Securitization Trust
258,874	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(f)	261,769

		1,393,427

Other ABS: 14.5%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 5.868%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	250,289
	AASET Ltd.
223,450	Series 2024-2A-A 5.930%, 09/16/2049(d)	225,525
	AASET Trust
43,758	Series 2020-1A-B 4.335%, 01/16/2040(d)	43,225
	Aaset Trust
139,247	Series 2021-1A-A 2.950%, 11/16/2041(d)	134,413

Principal Amount^		Value
Other ABS (continued)
	AASET Trust
$318,786	Series 2021-2A-B 3.538%, 01/15/2047(d)	$302,641
229,774	Series 2025-1A-A 5.943%, 02/16/2050(d)	231,607
	ABPCI Direct Lending Fund ABS I Ltd.
63,894	Series 2020-1A-B 4.935%, 12/29/2030(d)	58,143
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-BR 7.388%, 02/01/2036(d)	247,238
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	283,190
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	102,128
	AMSR Trust
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,432,532
	Aquila Funding
250,000	7.400%, 12/15/2041	254,446
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 7.568%, 10/20/2036(d)(e) 3 mo. USD Term SOFR + 3.900%	99,481
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(g)(h)	862,404
	Ares LXXVII CLO Ltd.
500,000	Series 2025-77A-SUB 0.334%, 07/15/2038(d)(g)(i)	377,237
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.404%, 07/20/2037(d)(g)(i)	151,313
	Ballyrock CLO Ltd.
250,000	Series 2019-1A-DR 10.684%, 07/15/2032(d)(e) 3 mo. USD Term SOFR + 7.012%	248,493
	Bayard Park CLO Ltd.
250,000	Series 2025-1A-SUB 1.502%, 07/24/2038(d)(g)(i)	145,315
	BCRED CLO LLC
250,000	Series 2025-1A-C 5.668%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.000%	247,701
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	101,148
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,015,503
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,461
	Brant Point CLO Ltd.
500,000	Series 2025-7A-SUB 1.327%, 07/25/2038(d)(g)(i)	291,621
	Business Jet Securities LLC
150,261	Series 2022-1A-B 5.192%, 06/15/2037(d)	148,380

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
$299,343	Series 2024-1A-B 6.924%, 05/15/2039(d)	$306,863
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	188,743
	CARS-DB7 LP
97,625	Series 2023-1A-A2 6.500%, 09/15/2053(d)	98,070
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	321,256
	Castlelake Aircraft Securitization Trust
22,919	Series 2018-1-A 4.125%, 06/15/2043(d)	22,811
	Castlelake Aircraft Structured Trust
226,772	Series 2025-1A-A 5.783%, 02/15/2050(d)	228,657
	Cerberus Loan Funding 50 LLC
500,000	Series 2025-1A-C 6.272%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.600%	498,816
	Cerberus Loan Funding 52 LLC
250,000	Series 2025-3A-C 5.872%, 10/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	248,586
	Cerberus Loan Funding XLIV LLC
250,000	Series 2023-5A-C 7.872%, 01/15/2036(d)(e) 3 mo. USD Term SOFR + 4.200%	250,405
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 6.822%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 3.150%	250,408
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 6.722%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 3.050%	250,392
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 8.022%, 07/15/2036(d)(e) 3 mo. USD Term SOFR + 4.350%	250,383
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 9.734%, 04/15/2030(d)(e) 3 mo. USD Term SOFR + 6.062%	476,842
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	284,928
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	346,764
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.134%, 04/15/2031(d)(e) 3 mo. USD Term SOFR + 7.462%	264,651

Principal Amount^		Value
Other ABS (continued)
	Dryden 87 CLO Ltd.
$300,000	Series 2021-87A-SUB 0.542%, 08/20/2038(d)(g)(i)	$89,411
	First Franklin Mortgage Loan Trust
381,939	Series 2006-FF16-2A4 4.213%, 12/25/2036(e) 1 mo. USD Term SOFR + 0.534%	149,603
	Five Guys Holdings, Inc.
197,500	Series 2023-1A-A2 7.549%, 01/26/2054(d)	201,365
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 6.268%, 10/18/2033(d)(e) 3 mo. USD Term SOFR + 2.600%	249,906
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 5.734%, 10/15/2033(d)(e) 3 mo. USD Term SOFR + 2.062%	250,466
	GAIA Aviation Ltd.
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(f)	142,430
	GoldenTree Loan Management U.S. CLO 9 Ltd.
250,000	Series 2021-9A-CR 6.068%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	250,013
250,000	Series 2021-9A-DR 7.018%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.350%	250,013
	Golub Capital Partners ABS Funding Ltd.
37,172	Series 2020-1A-B 4.496%, 01/22/2029(d)	37,218
	Golub Capital Partners CLO 16M-R3 Ltd.
1,100,000	Series 2013-16A-CR3 6.260%, 08/09/2039(d)(e) 3 mo. USD Term SOFR + 2.600%	1,098,287
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 6.718%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 3.050%	249,552
	Golub Capital Partners CLO 69M
750,000	Series 2023-69A-DR 6.710%, 11/09/2038(d)(e) 3 mo. USD Term SOFR + 3.050%	742,038
	HarbourVest Structured Solution IV
378,299	1.000%, 09/15/2030(g)	375,560
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	743,629
	HPS Private Credit CLO LLC
500,000	Series 2025-3A-C 6.468%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 2.800%	498,942

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
$500,000	Series 2025-3A-D 7.668%, 07/20/2037(d)(e) 3 mo. USD Term SOFR + 4.000%	$492,858
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 7.418%, 07/25/2035(d)(e) 3 mo. USD Term SOFR + 3.750%	497,749
	LCM 35 Ltd.
520,000	Series 35A-SUB 1.752%, 10/15/2034(d)(g)(i)	32,250
	LCM 37 Ltd.
300,000	Series 37A-SUB 1.996%, 04/15/2034(d)(g)(i)	4,609
	Lunar Structured Aircraft Portfolio Notes
162,726	Series 2021-1-B 3.432%, 10/15/2046(d)	155,190
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 5.918%, 04/18/2037(d)(e) 3 mo. USD Term SOFR + 2.250%	305,242
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 7.318%, 04/25/2037(d)(e) 3 mo. USD Term SOFR + 3.650%	242,232
	MAPS Trust
145,643	Series 2021-1A-A 2.521%, 06/15/2046(d)	140,134
	Monroe Capital ABS Funding Ltd.
65,814	Series 2021-1A-A2 2.815%, 04/22/2031(d)	60,830
	Monroe Capital Income Plus ABS Funding LLC
98,313	Series 2022-1A-B 5.150%, 04/30/2032(d)	94,974
	Nassau CFO LLC
57,274	Series 2019-1-A 3.980%, 08/15/2034(d)	52,594
	Navigator Aircraft ABS Ltd.
313,993	Series 2021-1-B 3.571%, 11/15/2046(d)(f)	298,794
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.370%, 10/18/2038(d)(g)(i)	323,472
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.957%, 10/16/2035(d)(g)(i)	93,544
	Neuberger Berman Loan Advisers CLO 60 Ltd.
250,000	Series 2025-60A-SUB 0.779%, 04/22/2039(d)(g)(i)	156,111
	Obsidian Issuer LLC
500,000	Series 2025-1A-A 6.933%, 05/15/2055(d)	494,688

Principal Amount^		Value
Other ABS (continued)
	Octagon 74 Ltd.
$250,000	Series 2025-2A-SUB 1.340%, 04/22/2038(d)(g)(i)	$143,243
	Octagon 78 Ltd.
350,000	Series 2025-3A-SUB 1.197%, 10/20/2038(d)(g)(i)	262,106
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 10.929%, 01/20/2035(d)(e) 3 mo. USD Term SOFR + 7.262%	382,869
	Octagon Investment Partners CLO XVI Ltd.
500,000	Series 2013-1A-ER 9.679%, 07/17/2030(d)(e) 3 mo. USD Term SOFR + 6.012%	415,192
1,500,000	Series 2013-1A-SUB 10.326%, 07/17/2030(d)(g)(i)	225
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 5.868%, 04/20/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	250,304
	OnDeck Asset Securitization IV LLC
540,000	Series 2025-1A-C 6.640%, 04/19/2032(d)	537,400
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	340,858
	Onyx II ABS
688,982	6.600%, 06/15/2030	688,679
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 7.906%, 02/20/2036(d)(e) 3 mo. USD Term SOFR + 4.250%	249,642
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.018%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 2.350%	249,539
	Owl Rock CLO IX LLC
250,000	Series 2022-9A-CR 5.964%, 11/22/2037(d)(e) 3 mo. USD Term SOFR + 2.300%	247,887
	Owl Rock CLO VIII LLC
250,000	Series 2022-8A-CR 6.068%, 04/24/2037(d)(e) 3 mo. USD Term SOFR + 2.400%	249,411
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 6.968%, 04/20/2036(d)(e) 3 mo. USD Term SOFR + 3.300%	249,676

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	OWL Rock CLO XXI LLC
$350,000	Series 2025-21A-C 6.068%, 07/24/2034(d)(e) 3 mo. USD Term SOFR + 2.400%	$349,812
	Oxford Finance Credit Fund III LP
394,197	Series 2024-A-B 7.548%, 01/14/2032(d)	389,490
1,810,000	Series 2025-A-B 7.194%, 08/14/2034(d)	1,812,052
	Oxford Finance Funding Trust
150,826	Series 2023-1A-B 7.879%, 02/15/2031(d)	152,294
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 5.822%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.150%	310,898
	Palmer Square Loan Funding Ltd.
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(d)(g)(h)	0
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(d)(g)(h)	27,063
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(g)(h)	325,725
	ReadyCap Lending Small Business Loan Trust
9,013	Series 2019-2-A 6.250%, 12/27/2044(d)(e) U.S. (Fed) Prime Rate - 0.500%	9,007
	Regatta 33 Funding Ltd.
250,000	Series 2025-2A-SUB 0.000%, 07/25/2038(d)(g)(h)	187,090
	Regatta 34 Funding Ltd.
250,000	Series 2025-3A-SUB 0.000%, 07/20/2038(d)(g)(h)	191,953
	RR 39 Ltd.
250,000	Series 2025-39A-SUB 0.813%, 04/15/2038(d)(g)(i)	185,953
	RR CLO 2 Ltd.
500,000	Series 2017-2A-DR 9.734%, 04/15/2036(d)(e) 3 mo. USD Term SOFR + 6.062%	465,621
	SERVPRO Master Issuer LLC
498,750	Series 2025-1A-A2 5.525%, 10/25/2055(d)	494,853
	Slam Ltd.
178,500	Series 2021-1A-B 3.422%, 06/15/2046(d)	170,526
	Sonic Capital LLC
47,208	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,357
	Sprite Ltd.
43,918	Series 2021-1-A 3.750%, 11/15/2046(d)	43,050
	SSI ABS Issuer LLC
192,882	Series 2025-1-A 6.150%, 07/25/2065(d)	191,651
	Start Ltd.
14,594	Series 2018-1-A 4.089%, 05/15/2043(d)	14,962

Principal Amount^		Value
Other ABS (continued)
	Steiv
$250,000	6.820%, 12/31/2046	$243,840
	Subway Funding LLC
148,125	Series 2024-1A-A23 6.505%, 07/30/2054(d)	148,618
49,375	Series 2024-3A-A23 5.914%, 07/30/2054(d)	48,062
	SVC ABS LLC
350,000	Series 2026-1A-B 5.795%, 03/20/2056(d)	345,312
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	100,980
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	49,091
100,000	Series 2025-1A-A2 5.036%, 03/25/2055(d)	96,532
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB 1.323%, 07/20/2037(d)(g)(i)	189,566
	Symphony CLO 48 Ltd.
250,000	Series 2025-48A-SUB 0.818%, 04/20/2038(d)(g)(i)	179,882
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.303%, 04/22/2050(d)(g)(i)	206,497
	Textainer Marine Containers VII Ltd.
133,250	Series 2021-1A-B 2.520%, 02/20/2046(d)	124,978
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.548%, 01/15/2031(d)(i)	300
	Thrust Engine Leasing DAC
363,665	Series 2021-1A-B 6.121%, 07/15/2040(d)	362,138
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	245,256
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	102,671
	VCP RRL ABS I Ltd.
22,704	Series 2021-1A-C 5.425%, 10/20/2031(d)	20,290
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 4.543%, 09/10/2029(d)(g)(i)	38
	Wellfleet CLO Ltd.
250,000	Series 2024-1A-B 5.718%, 07/18/2037(d)(e) 3 mo. USD Term SOFR + 2.050%	250,415
	Willis Engine Structured Trust V
171,389	Series 2020-A-A 3.228%, 03/15/2045(d)	166,300
	Willis Engine Structured Trust VII
77,530	Series 2023-A-A 8.000%, 10/15/2048(d)	79,341
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 10.359%, 07/20/2034(d)(e) 3 mo. USD Term SOFR + 6.692%	430,705

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Wise CLO Ltd.
$250,000	Series 2024-2A-C 5.872%, 07/15/2037(d)(e) 3 mo. USD Term SOFR + 2.200%	$250,288
	Wonder Lake Park CLO Ltd.
500,000	Series 2025-1A-SUB 1.257%, 07/24/2038(d)(g)(i)	322,496
	Zayo Issuer LLC
3,030,000	Series 2025-2A-C 9.489%, 06/20/2055(d)	3,187,653

		38,152,350

WL Collateral CMO: 0.1%
	FIGRE Trust
111,890	Series 2024-HE6-C 5.974%, 12/25/2054(d)(g)	112,365

TOTAL ASSET-BACKED SECURITIES (Cost $47,466,946)		40,252,493

BANK LOANS: 19.8%
Basic Materials: 2.2%
	AAP Buyer, Inc.
88,875	6.417%, 09/09/2031(e) 3 mo. USD Term SOFR + 2.750%	89,097
	Arsenal AIC Parent LLC
262,208	6.418%, 08/19/2030(e) 1 mo. USD Term SOFR + 2.750%	263,191
	Discovery Purchaser Corp.
237,609	7.419%, 10/04/2029(e) 3 mo. USD Term SOFR + 3.750%	234,372
	GEON Performance Solutions LLC
3,298,842	8.211%, 08/18/2028(e) 3 mo. USD Term SOFR + 4.250%	2,940,918
	Nouryon Finance BV
2,162,886	7.036%, 04/03/2028(e) 6 mo. USD Term SOFR + 3.250%	2,125,035
	Power Services Holding Co.
98,843	8.532%, 11/22/2031(e) 1 mo. USD Term SOFR + 4.750%	98,656
	SCIL IV LLC
99,750	7.788%, 11/08/2032(e) 6 mo. USD Term SOFR + 4.000%	99,501

		5,850,770

Communications: 3.9%
	Cengage Learning, Inc.
109,692	6.669%, 03/24/2031(e) 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR +3.000%	107,681

Principal Amount^		Value
Communications (continued)
	Connect Finco SARL
$3,252,078	8.168%, 09/27/2029(e) 1 mo. USD Term SOFR + 4.500%	$3,263,769
	Cyxtera DC Holdings, Inc.
132,288	0.000%, 01/16/2027(j)	728
	Eagle Broadband Investments LLC
2,415,376	6.961%, 11/12/2027(e) 3 mo. USD Term SOFR + 3.000%	2,311,720
	Firstdigital Communications LLC
48,842	8.532%, 12/17/2026(e) 1 mo. USD Term SOFR + 4.750%	48,070
	Iridium Satellite LLC
1,968,435	5.918%, 09/20/2030(e) 1 mo. USD Term SOFR + 2.250%	1,929,893
	Level 3 Financing, Inc.
20,000	6.918%, 03/29/2032(e) 1 mo. USD Term SOFR + 3.250%	20,027
	Midcontinent Communications
847,100	6.168%, 08/16/2031(e) 1 mo. USD Term SOFR + 2.500%	843,216
	Speedster Bidco GmbH
148,506	6.700%, 12/11/2031(e) 3 mo. USD Term SOFR + 3.000%	142,659
	Sunrise Financing Partnership
150,000	6.099%, 02/15/2032(e) 6 mo. USD Term SOFR + 2.470%	149,282
	TripAdvisor, Inc.
213,456	6.418%, 07/08/2031(e) 1 mo. USD Term SOFR + 2.750%	203,138
	Versant Media Group, Inc.
1,230,000	7.200%, 01/30/2031(e) 3 mo. USD Term SOFR + 3.500%	1,230,387
	Xplornet Communications, Inc.
4,153	8.782%, 10/24/2029(e)(k) 1 mo. USD Term SOFR + 5.114%	3,836
14,239	5.397%, 10/24/2031(e) 1 mo. USD Term SOFR + 1.614%	9,264

		10,263,670

Consumer, Cyclical: 2.6%
	Accuride Intermediate Co., Inc.
16,361	8.169%, 03/07/2030(e) 3 mo. USD Term SOFR + 4.500%	30,139
	Allen Media LLC
498,112	9.350%, 02/10/2027(e) 3 mo. USD Term SOFR + 5.500%	317,546

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Cyclical (continued)
	American Airlines, Inc.
$1,451,401	5.918%, 04/20/2028(e) 3 mo. USD Term SOFR + 2.250%	$1,440,515
	Arcis Golf LLC
544,859	6.418%, 11/24/2028(e) 1 mo. USD Term SOFR + 2.750%	546,676
	Beach Acquisition Bidco LLC
99,750	6.950%, 09/12/2032(e) 3 mo. USD Term SOFR + 3.250%	100,124
	Betclic Everest Group
150,000	0.000%, 12/10/2031(l)	149,860
	Caesars Entertainment, Inc.
97,006	5.918%, 02/06/2030(e) 1 mo. USD Term SOFR + 2.250%	94,460
98,246	5.918%, 02/06/2031(e) 1 mo. USD Term SOFR + 2.250%	95,667
	Epic Creations, Inc.
156	13.676%, 07/31/2025(e) 1 mo. USD Term SOFR + 10.000%	157
	FR Refuel LLC
86,270	8.532%, 11/08/2028(e) 1 mo. USD Term SOFR + 4.750%	84,976
	Gibson Brands, Inc.
95,750	8.929%, 08/11/2028(e) 3 mo. USD Term SOFR + 5.000%	88,688
	Gloves Buyer, Inc.
344,138	7.668%, 05/21/2032(e) 1 mo. USD Term SOFR + 4.000%	343,578
	Great Outdoors Group LLC
853,022	6.918%, 01/23/2032(e) 1 mo. USD Term SOFR + 3.250%	852,702
	Gulfside Supply, Inc.
50,000	0.000%, 06/17/2031(l)	45,969
	Hunter Douglas, Inc.
445,117	6.700%, 01/20/2032(e) 3 mo. USD Term SOFR + 3.000%	443,773
	Laseraway Intermediate Holdings II LLC
89,566	9.846%, 10/14/2027(e) 3 mo. USD Term SOFR + 5.750%	89,230
	Pacific Bells LLC
256,633	7.200%, 11/13/2028(e) 3 mo. USD Term SOFR + 3.500%	257,489
	Park River Holdings, Inc.
280,000	8.161%, 03/15/2031(e) 3 mo. USD Term SOFR + 4.500%	274,331

Principal Amount^		Value
Consumer, Cyclical (continued)
	Peer Holding III BV
$98,750	6.200%, 07/01/2031(e) 3 mo. USD Term SOFR + 2.500%	$98,673
	PetSmart, Inc.
25,000	7.675%, 08/18/2032(e) 1 mo. USD Term SOFR + 4.000%	24,881
	QSRP Finco BV
500,000 (EUR)	5.905%, 06/19/2031(e) 3 mo. EURIBOR + 3.750%	564,309
	Recess Holdings, Inc.
98,009	7.418%, 02/20/2030(e) 3 mo. USD Term SOFR + 3.750%	98,294
	SGH2 LLC
149,250	8.200%, 08/18/2032(e) 3 mo. USD Term SOFR + 4.500%	147,011
	Tacala LLC
49,006	6.668%, 01/31/2031(e) 1 mo. USD Term SOFR + 3.000%	49,063
	Topgolf Callaway Brands Corp.
3,999	6.418%, 03/18/2030(e) 1 mo. USD Term SOFR + 2.750%	4,017
	VistaJet Malta Finance PLC
221,000	7.411%, 04/01/2031(e) 3 mo. USD Term SOFR + 3.750%	219,102
	White Cap Buyer LLC
247,122	6.918%, 10/19/2029(e) 1 mo. USD Term SOFR + 3.250%	238,258

		6,699,488

Consumer, Non-cyclical: 4.1%
	AAG U.S. GSI Bidco, Inc.
2,158,200	8.700%, 10/31/2031(e) 3 mo. USD Term SOFR + 5.000%	2,158,200
	Amspec Parent LLC
347,445	7.200%, 12/22/2031(e) 3 mo. USD Term SOFR + 3.500%	347,372
	Bausch Health Cos., Inc.
19,850	9.918%, 10/08/2030(e) 1 mo. USD Term SOFR + 6.250%	19,210
	Blue Ribbon LLC
202,537	9.922%, 05/08/2028(e) 3 mo. USD Term SOFR + 6.000%	118,629
	CCRR Parent, Inc.
296,362	8.184%, 03/06/2028(e) 3 mo. USD Term SOFR + 4.250%	84,998
	Chef’s Warehouse Leasing Co. LLC
81,833	6.168%, 08/23/2029(e) 1 mo. USD Term SOFR + 2.500%	82,345

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Non-cyclical (continued)
	Citrin Cooperman Advisors LLC
$66,725	6.700%, 04/01/2032(e) 3 mo. USD Term SOFR + 3.000%	$64,307
	Congruex Group LLC
48,636	5.350%, 05/03/2029(e) 3 mo. USD Term SOFR + 1.500%	33,134
	Dermatology Intermediate Holdings III, Inc.
97,223	7.917%, 03/30/2029(e) 3 mo. USD Term SOFR + 4.250%	92,058
	Florida Food Products LLC
10,600	9.150%, 10/15/2030(e) 3 mo. USD Term SOFR + 5.500%	10,485
11,129	9.150%, 10/15/2030(e) 3 mo. USD Term SOFR + 5.500%	11,008
55,905	8.764%, 10/15/2030(e) 3 mo. USD Term SOFR + 5.000%	41,053
	Grant Thornton Advisors LLC
398,995	6.418%, 06/02/2031(e) 1 mo. USD Term SOFR + 2.750%	373,475
	Hologic, Inc.
400,000	0.000%, 01/14/2033(l)	395,726
	Imagefirst Holdings LLC
148,875	6.675%, 03/12/2032(e) 3 mo. USD Term SOFR + 3.000%	148,689
	Inception Holdco SARL
546,255	6.950%, 04/09/2031(e) 3 mo. USD Term SOFR + 3.250%	550,579
	MB2 Dental Solutions LLC
400	9.168%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	350
13,699	9.168%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	13,699
19,527	9.168%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	19,527
94,594	9.168%, 02/13/2031(e) 1 mo. USD Term SOFR + 5.500%	94,401
	Moran Foods LLC
5,688	11.050%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	0
13,119	15.023%, 06/30/2026(e) 3 mo. USD Term SOFR + 2.000%	7
12,145	11.050%, 06/30/2026(e) 3 mo. USD Term SOFR + 7.250%	1,768

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	MPH Acquisition Holdings LLC
$78,363	7.417%, 12/31/2030(e) 3 mo. USD Term SOFR + 3.750%	$78,344
649,584	8.529%, 12/31/2030(e) 3 mo. USD Term SOFR + 4.600%	578,402
	NFM & J LP
47,600	9.517%, 11/30/2028(e) 3 mo. USD Term SOFR + 5.750%	46,996
48,388	9.483%-9.523%, 11/30/2028(e) 3 mo. USD Term SOFR + 5.750%	47,774
	PABST Financing Newco LLC
80,343	11.640%, 05/08/2028(e) 3 mo. USD Term SOFR + 8.000%	76,326
	Pacific Dental Services LLC
197,500	6.175%, 03/15/2031(e) 1 mo. USD Term SOFR + 2.500%	197,870
	Priority Holdings LLC
1,238,014	7.418%, 08/02/2032(e) 1 mo. USD Term SOFR + 3.750%	1,210,548
	ScribeAmerica Intermediate Holdco LLC
47,023	10.250%, 06/01/2026(e) U.S. (Fed) Prime Rate - 3.500%	23,512
	Secretariat Advisors LLC
88,355	7.700%, 02/28/2032(e) 3 mo. USD Term SOFR + 4.000%	87,030
	Sotera Health Holdings LLC
2,090,115	6.168%, 05/30/2031(e) 1 mo. USD Term SOFR + 2.500%	2,094,692
	System One Holdings LLC
1,117,929	7.168%, 03/02/2028(e) 1 mo. USD Term SOFR + 3.500%	1,120,724
	TMF Group Holding BV
167,875	6.402%, 05/03/2028(e) 3 mo. USD Term SOFR + 2.750%	168,379
	Vacation Rental Brands LLC
39,660	8.950%, 05/06/2032(e) 3 mo. USD Term SOFR + 5.25%	39,264
82,917	8.950%, 05/06/2032(e) 3 mo. USD Term SOFR + 5.250%	82,145
	Women’s Care Enterprises LLC
187,410	8.267%, 01/15/2028(e) 3 mo. USD Term SOFR + 4.500%	176,165
	WW International, Inc.
28,739	10.506%, 06/24/2030(e) 3 mo. USD Term SOFR + 6.800%	21,209

		10,710,400

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Energy: 0.1%
	Lealand Finance Co. BV
$42,080	7.782%, 12/31/2027(e)(k) 1 mo. USD Term SOFR + 4.000%	$35,189
	Liquid Tech Solutions LLC
181,424	7.167%, 10/12/2032(e) 1 mo. USD Term SOFR + 3.500%	181,539
	Par Petroleum LLC
182,465	6.933%, 02/28/2030(e) 3 mo. USD Term SOFR + 3.250%	182,852

		399,580

Financial: 2.7%
	Ardonagh Midco 3 PLC
148,506	6.370%, 02/15/2031(e) 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%	145,258
	Aretec Group, Inc.
421,827	6.668%, 08/09/2030(e) 1 mo. USD Term SOFR + 3.000%	417,104
	Ascensus Group Holdings, Inc.
20,588	6.668%, 11/25/2032(e) 1 mo. USD Term SOFR + 3.000%	20,292
	Asurion LLC
2,342	8.018%, 08/19/2028(e) 1 mo. USD Term SOFR + 4.250%	2,344
73,999	7.918%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	73,338
397,000	7.918%, 09/19/2030(e) 1 mo. USD Term SOFR + 4.250%	393,030
	Blackhawk Network Holdings, Inc.
157,856	7.168%, 03/12/2029(e) 1 mo. USD Term SOFR + 3.500%	156,060
	Capstone Acquisition Holdings, Inc.
12,015	8.268%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	0
135,856	8.268%, 11/13/2029(e) 1 mo. USD Term SOFR + 4.500%	135,311
	Cfc Bidco 2022 Ltd.
550,000	7.161%, 07/01/2032(e) 3 mo. USD Term SOFR + 3.500%	528,000
	Chrysaor Bidco SARL
99,055	6.900%, 10/30/2031(e) 3 mo. USD Term SOFR + 3.250%	99,040
	Cliffwater LLC
138,600	8.423%, 04/22/2032(e) 1 mo. USD Term SOFR + 4.750%	138,600

Principal Amount^		Value
Financial (continued)
	Eisner Advisory Group LLC
$80,552	7.668%, 02/28/2031(e) 1 mo. USD Term SOFR + 4.000%	$76,927
	Fiserv Investment Solutions, Inc.
100,000	7.670%, 01/27/2033(e) 3 mo. USD Term SOFR + 4.000%	98,084
	Focus Financial Partners LLC
49,376	6.168%, 09/15/2031(e) 1 mo. USD Term SOFR + 2.500%	47,892
	HV Eight LLC
331,607 (EUR)	5.622%, 11/22/2027(e) 3 mo. EURIBOR + 3.500%	379,858
	IMC Financing LLC
545,875	6.675%, 06/18/2032(e) 1 mo. USD Term SOFR + 3.000%	548,605
	LendingTree, Inc.
2,615,059	7.918%, 08/21/2030(e) 1 mo. USD Term SOFR + 4.250%	2,575,833
	Orion Advisor Solutions, Inc.
99,750	6.421%, 09/24/2030(e) 3 mo. USD Term SOFR + 2.750%	98,171
	Orion U.S. Finco, Inc.
550,000	7.150%, 10/08/2032(e) 3 mo. USD Term SOFR + 3.500%	545,531
	PMH Newco LP
228,899	6.300%, 10/02/2030(e) 3 mo. USD Term SOFR + 2.600%	228,616
	PMH SPV C LLC
60,167	6.602%, 10/02/2030(e) 3 mo. USD Term SOFR + 3.150%	60,173
	Saphilux SARL
296,760	6.730%, 07/18/2028(e) 6 mo. USD Term SOFR + 3.000%	296,871

		7,064,938

Industrial: 1.7%
	AGI-CFI Acquisition Corp.
75,000	0.000%, 03/25/2033(l)	74,344
	API Holdings III LLC
8,541	10.700%, 03/25/2027(e)(k) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	8,719
113,415	10.700%, 05/10/2027(e)(k) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	107,376
	Azuria Water Solutions, Inc.
20,000	0.000%, 01/27/2033(l)	19,850
150,000	0.000%, 05/17/2028(l) 1 mo. USD Term SOFR + 3.000%	148,875
251,362	6.668%, 05/17/2028(e) 1 mo. USD Term SOFR + 3.000%	249,571

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Industrial (continued)
	Bettcher Industries, Inc.
$147,317	7.668%, 12/14/2028(e) 1 mo. USD Term SOFR + 4.000%	$147,654
300,000	7.668%, 12/14/2028(e) 1 mo. USD Term SOFR + 4.000%	300,750
	CD&R Hydra Buyer, Inc.
299,237	7.768%, 03/25/2031(e) 1 mo. USD Term SOFR + 4.000%	299,579
	Climater Bidco II SAS
500,000 (EUR)	6.127%, 03/19/2032(e) 3 mo. EURIBOR + 4.000%	579,424
	Cobham Ultra SeniorCo SARL
430,940	7.791%, 08/03/2029(e) 6 mo. USD Term SOFR + 3.750%	432,502
	Cube Industrials Buyer, Inc.
148,504	6.667%, 10/17/2031(e) 3 mo. USD Term SOFR + 3.000%	148,751
	Engineered Machinery Holdings, Inc.
197,410	6.950%, 11/26/2032(e) 3 mo. USD Term SOFR + 3.250%	198,496
	GrafTech Finance, Inc.
42,667	9.670%, 12/21/2029(e) 3 mo. USD Term SOFR + 6.000%	40,714
	Holding Socotec
49,500	6.380%, 06/02/2031(e) 3 mo. USD Term SOFR + 2.750%	49,593
	Ilpea Parent, Inc.
459,979	7.670%, 06/22/2028(e) 1 mo. USD Term SOFR + 4.000%	461,129
	Mannington Mills, Inc.
92,556	8.450%, 03/25/2032(e) 3 mo. USD Term SOFR + 4.750%	91,167
	Michael Baker International LLC
395,127	7.667%, 12/01/2028(e) 3 mo. USD Term SOFR + 4.000%	395,868
	OEP Glass Purchaser LLC
200,000	7.700%, 03/07/2033(e) 3 mo. USD Term SOFR + 4.000%	197,188
	Owens-Illinois, Inc.
249,375	6.668%, 09/30/2032(e) 1 mo. USD Term SOFR + 3.000%	247,297
	Pelican Products, Inc.
97,208	8.211%, 12/29/2028(e) 3 mo. USD Term SOFR + 4.250%	86,759

Principal Amount^		Value
Industrial (continued)
	Quikrete Holdings, Inc.
$96,157	5.918%, 04/14/2031(e) 1 mo. USD Term SOFR + 2.250%	$96,129

		4,381,735

Technology: 1.9%
	Apttus Corp.
126,797	7.167%, 05/08/2028(e) 3 mo. USD Term SOFR + 3.500%	108,940
	AthenaHealth Group, Inc.
2,300,155	6.418%, 02/15/2029(e) 1 mo. USD Term SOFR + 2.750%	2,261,340
	Boxer Parent Co., Inc.
99,000	6.673%, 07/30/2031(e) 3 mo. USD Term SOFR + 3.000%	92,060
	Central Parent, Inc.
606,120	6.950%, 07/06/2029(e) 3 mo. USD Term SOFR + 3.250%	434,188
	CoreLogic, Inc.
544,301	7.282%, 06/02/2028(e) 1 mo. USD Term SOFR + 3.500%	521,851
	Curriculum Associates LLC
74,905	8.168%, 05/07/2032(e) 1 mo. USD Term SOFR + 4.500%	74,905
125,158	8.168%, 05/07/2032(e) 1 mo. USD Term SOFR + 4.500%	124,592
	Cvent, Inc.
98,750	6.450%, 06/17/2030(e) 3 mo. USD Term SOFR + 2.750%	94,133
	Darktrace PLC
278,195	6.898%, 10/09/2031(e) 3 mo. USD Term SOFR + 3.250%	267,103
	Dayforce, Inc.
200,000	6.663%, 02/04/2033(e) 3 mo. USD Term SOFR + 3.000%	189,722
	HIG Operations Holdings, Inc.
140,786	8.168%, 06/11/2031(e) 1 mo. USD Term SOFR + 4.500%	140,434
	Kaseya, Inc.
99,000	6.918%, 03/22/2032(e) 1 mo. USD Term SOFR + 3.250%	92,739
	Modena Buyer LLC
173,185	7.917%, 07/01/2031(e) 3 mo. USD Term SOFR + 4.250%	156,034
	Planview Parent, Inc.
148,050	7.200%, 12/17/2027(e) 3 mo. USD Term SOFR + 3.500%	111,501

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Technology (continued)
	PushPay USA, Inc.
$98,753	7.450%, 08/15/2031(e) 3 mo. USD Term SOFR + 3.750%	$96,778
	Sitecore Holding III AS
142,263	10.337%, 03/12/2029(e) 6 mo. USD Term SOFR + 6.500%	141,754
	Zuora, Inc.
149,250	7.168%, 02/14/2032(e) 1 mo. USD Term SOFR + 3.500%	138,243

		5,046,317

Utilities: 0.6%
	Eastern Power LLC
1,328,775	8.418%, 04/03/2029(e) 1 mo. USD Term SOFR + 4.750%	1,334,589
	PowerGrid Services LLC
9,600	8.423%, 07/01/2030(e) 1 mo. USD Term SOFR + 4.750%	8,928
	PowerGrid Services LLC
220,773	8.450%, 07/01/2032(e) 3 mo. USD Term SOFR + 4.750%	219,714

		1,563,231

TOTAL BANK LOANS (Cost $53,390,749)		51,980,129

CONVERTIBLE BONDS: 0.2%
Energy: 0.2%
	XPLR Infrastructure LP
610,000	2.500%, 06/15/2026(d)	606,187

Financial: 0.0%
	Kaisa Group Holdings Ltd.
115,151	0.000%, 12/31/2026(d)(h)	403
143,942	0.000%, 12/31/2027(d)(h)	288
230,303	0.000%, 12/31/2028(d)(h)	346
230,303	0.000%, 12/31/2029(d)(h)	276
287,878	0.000%, 12/31/2030(d)(h)	374
287,878	0.000%, 12/31/2031(d)(h)	317
543,104	0.000%, 12/31/2032(d)(h)	597

		2,601

TOTAL CONVERTIBLE BONDS (Cost $2,304,342)		608,788

CORPORATE BONDS: 43.2%
Basic Materials: 1.4%
	AITX FinCo LLC
400,000	Series C 6.000%, 10/23/2035	398,205
	Compass Minerals International, Inc.
155,000	8.000%, 07/01/2030(d)	160,261
	Dow Chemical Co.
100,000	6.900%, 05/15/2053(c)	102,381
	Methanex U.S. Operations, Inc.
975,000	6.250%, 03/15/2032(d)	997,315

Principal Amount^		Value
Basic Materials (continued)
	Novelis Corp.
$400,000	3.875%, 08/15/2031(d)	$356,931
	Olin Corp.
1,280,000	6.625%, 04/01/2033(d)	1,253,577
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	118,788
	Unigel Luxembourg SA
58,147	11.000%, 12/31/2028(d)(k) Cash 11.000% + PIK Rate 12.000%	1,744
250,035	11.000%, 12/31/2028(k) Cash 11.000% + PIK Rate 12.000%	7,501
	WR Grace Holdings LLC
350,000	7.000%, 08/01/2033(d)	340,211

		3,736,914

Communications: 2.6%
	Altice France SA
152,439	6.875%, 07/15/2032(d)	144,578
	AMC Networks, Inc.
4,000	4.250%, 02/15/2029	3,373
553,000	10.500%, 07/15/2032(d)	546,388
	Bell Telephone Co. of Canada or Bell Canada
200,000	6.875%, 09/15/2055(g) 5 yr. CMT + 2.390%	202,371
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(d)(g) 5 yr. CMT + 3.493%	191,776
	Charter Communications Operating LLC/Charter Communications Operating Capital
15,000	4.800%, 03/01/2050	11,122
60,000	3.700%, 04/01/2051	37,237
40,000	5.250%, 04/01/2053	31,467
70,000	6.834%, 10/23/2055	66,118
370,000	4.400%, 12/01/2061	238,420
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	305,003
	Cox Communications, Inc.
85,000	2.950%, 10/01/2050(d)	45,975
50,000	5.800%, 12/15/2053(d)	42,370
	CSC Holdings LLC
100,000	11.750%, 01/31/2029(d)	72,336
	iHeartCommunications, Inc.
104,000	7.750%, 08/15/2030(d)	82,611
	McGraw-Hill Education, Inc.
40,000	8.000%, 08/01/2029(d)	39,813
	Nexstar Media, Inc.
1,200,000	6.500%, 09/15/2033(d)	1,210,442
	Paramount Global
260,000	6.875%, 04/30/2036	228,260
12,000	5.900%, 10/15/2040	8,881
345,000	4.375%, 03/15/2043	208,357
90,000	5.850%, 09/01/2043	62,373
27,000	5.250%, 04/01/2044	17,132
28,000	4.900%, 08/15/2044	17,412
	QTS Good News Facility
478,356	0.010%, 10/09/2028	478,128
323,176	7.800%, 10/09/2028	323,176

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Rakuten Group, Inc.
$477,000	9.750%, 04/15/2029(d)	$509,097
	Rogers Communications, Inc.
150,000	7.000%, 04/15/2055(g) 5 yr. CMT + 2.653%	150,667
	Sunrise FinCo I BV
450,000	4.875%, 07/15/2031(d)	428,902
	TELUS Corp.
200,000	6.625%, 10/15/2055(g) 5 yr. CMT + 2.769%	200,211
200,000	7.000%, 10/15/2055(g) 5 yr. CMT + 2.709%	204,261
100,000	6.375%, 06/09/2056(g) 5 yr. CMT + 2.694%	98,998
100,000	6.625%, 06/09/2056(g) 5 yr. CMT + 2.515%	97,532
	Time Warner Cable LLC
20,000	6.550%, 05/01/2037	20,117
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(d)	82,068
	Vmed O2 U.K. Financing I PLC
400,000	6.750%, 01/15/2033(d)	357,861
	Vodafone Group PLC
100,000	5.125%, 06/04/2081(g) 5 yr. CMT + 3.073%	77,739

		6,842,572

Consumer, Cyclical: 4.6%
	Beach Acquisition Bidco LLC
100,000 (EUR)	5.250%, 07/15/2032(d)	110,735
	Betclic Everest Group SAS
150,000 (EUR)	5.125%, 12/10/2031(d)	170,838
	Boots Group Finco LP
200,000 (EUR)	5.375%, 08/31/2032(d)	230,014
	Clarios Global LP/Clarios U.S. Finance Co.
300,000 (EUR)	4.750%, 06/15/2031(d)	340,084
	Crocs, Inc.
135,000	4.125%, 08/15/2031(d)	121,514
	Deuce Finco PLC
400,000 (GBP)	7.000%, 11/20/2031(d)	520,522
	Essendi SA
200,000 (EUR)	5.375%, 05/15/2030(d)	226,158
200,000 (EUR)	5.625%, 05/15/2032(d)	223,195
	Ford Motor Credit Co. LLC
945,000	5.113%, 05/03/2029	936,235
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	30,433
	JetBlue Airways Corp./JetBlue Loyalty LP
1,905,000	9.875%, 09/20/2031(d)	1,803,907
	Lightning eMotors, Inc.
100,000	7.500%, 03/01/2037	94,351
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,569
	Macy’s Retail Holdings LLC
741,000	5.875%, 03/15/2030(d)	736,285
450,000	7.375%, 08/01/2033(d)	461,439
	Motel One GmbH/Muenchen
80,000 (EUR)	7.750%, 04/02/2031(d)	95,923

Principal Amount^		Value
Consumer, Cyclical (continued)
	NCL Corp. Ltd.
$250,000	5.875%, 01/15/2031(d)	$241,566
135,000	6.750%, 02/01/2032(c)(d)	133,933
	New Flyer Holdings, Inc.
125,000	9.250%, 07/01/2030(d)	133,663
	Newell Brands, Inc.
645,000	8.500%, 06/01/2028(d)	665,951
	Nordstrom, Inc.
1,985,000	4.375%, 04/01/2030	1,839,354
	Penn Entertainment, Inc.
180,000	4.125%, 07/01/2029(c)(d)	168,378
180,000	6.750%, 04/01/2031(d)	175,025
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	87,523
	Quicktop Holdco AB
100,000 (EUR)	6.608%, 03/21/2030(d)(e) 3 mo. EURIBOR + 4.500%	118,516
	QXO Building Products, Inc.
200,000	6.750%, 04/30/2032(d)	203,513
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
175,000	6.625%, 03/01/2030(c)(d)	150,699
	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
125,000	6.625%, 05/01/2032(c)(d)	124,444
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	38,619
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	95,651
	Thunderbird 1 A Funded
200,000	Series 2022-1-A 5.500%, 03/01/2037	189,569
	Thunderbird Entertainment Group, Inc.
100,000	7.500%, 03/01/2037	94,351
	TVL Finance PLC
100,000 (EUR)	5.885%, 06/30/2030(c)(e) 3 mo. EURIBOR + 3.750%	103,049
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	93,476
	Wabash National Corp.
100,000	4.500%, 10/15/2028(d)	87,684
	Whirlpool Corp.
100,000	4.500%, 06/01/2046	66,018
50,000	4.600%, 05/15/2050	32,916
	William Carter Co.
815,000	7.375%, 02/15/2031(d)	832,110
	Wolverine World Wide, Inc.
74,000	4.000%, 08/15/2029(d)	68,749

		12,035,959

Consumer, Non-cyclical: 2.8%
	1261229 BC Ltd.
198,000	10.000%, 04/15/2032(d)	202,628
	Acadia Healthcare Co., Inc.
200,000	7.375%, 03/15/2033(c)(d)	205,204
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	7,826

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
$955,000	8.250%, 01/15/2030(d)	$961,417
	Bausch Health Cos., Inc.
658,000	4.875%, 06/01/2028(c)(d)	602,656
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	108,825
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	94,907
	Centene Corp.
755,000	3.000%, 10/15/2030	662,002
	Cidron Atrium SE
100,000 (EUR)	5.625%, 02/15/2033(d)	109,853
	CPI CG, Inc.
349,000	10.000%, 07/15/2029(d)	368,615
	CVS Health Corp.
50,000	7.000%, 03/10/2055(g) 5 yr. CMT + 2.886%	51,553
	Herc Holdings, Inc.
230,000	7.250%, 06/15/2033(d)	235,774
	Hertz Corp.
18,000	12.625%, 07/15/2029(c)(d)	15,710
	Hologic, Inc.
620,000	3.250%, 02/15/2029(d)	619,761
	Humana, Inc.
200,000	6.625%, 09/15/2056(g) 5 yr. CMT + 2.891%	192,267
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
100,000	4.375%, 02/02/2052	76,198
	Nexture SpA
140,000 (EUR)	5.145%, 07/30/2032(d)(e) 3 mo. EURIBOR + 3.125%	158,804
	Nidda Healthcare Holding GmbH
450,000 (EUR)	5.234%, 10/15/2032(d)(e) 3 mo. EURIBOR + 3.250%	515,271
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	108,031
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	890,495
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	188,575
	Surgery Center Holdings, Inc.
150,000	7.250%, 04/15/2032(d)	146,958
	TriNet Group, Inc.
50,000	7.125%, 08/15/2031(d)	48,560
	Valvoline, Inc.
556,000	3.625%, 06/15/2031(d)	502,969
	Williams Scotsman, Inc.
350,000	7.375%, 10/01/2031(d)	359,047

		7,433,906

Energy: 2.5%
	BP Capital Markets PLC
50,000	6.125%, 03/18/2035(b)(g) 5 yr. CMT + 1.924%	50,427
	CQP Holdco LP/BIP-V Chinook Holdco LLC
300,000	7.500%, 12/15/2033(d)	314,987

Principal Amount^		Value
Energy (continued)
	Crescent Energy Finance LLC
$1,230,000	7.625%, 04/01/2032(d)	$1,248,730
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	99,089
	CVR Energy, Inc.
300,000	7.875%, 02/15/2034(d)	301,181
	Energy Transfer LP
70,000	6.300%, 01/15/2056	69,152
	Global Partners LP/GLP Finance Corp.
25,000	6.875%, 01/15/2029	25,032
550,000	7.125%, 07/01/2033(d)	554,723
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034	270,738
	Hess Midstream Operations LP
1,800,000	5.875%, 03/01/2028(d)	1,812,242
	HF Sinclair Corp.
60,000	6.250%, 01/15/2035	62,008
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	121,600
	Kinetik Holdings LP
100,000	5.875%, 06/15/2030(d)	100,420
	ONEOK, Inc.
100,000	7.150%, 01/15/2051	108,111
	Phillips 66 Co.
37,000	Series A 5.875%, 03/15/2056(g) 5 yr. CMT + 2.283%	36,442
37,000	Series B 6.200%, 03/15/2056(g) 5 yr. CMT + 2.166%	36,786
	Rockies Express Pipeline LLC
50,000	6.875%, 04/15/2040(d)	49,301
	Sunoco LP
1,005,000	7.000%, 05/01/2029(d)	1,032,862
	TransMontaigne Partners LLC
75,000	8.500%, 06/15/2030(d)	75,855
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(d)	53,973
50,000	9.000%, 09/30/2029(b)(c)(d)(g) 5 yr. CMT + 5.440%	49,810
50,000	9.875%, 02/01/2032(c)(d)	53,721

		6,527,190

Financial: 22.2%
	Aegon Ltd.
685,000	5.500%, 04/11/2048(g) 6 mo. USD LIBOR + 3.540%	686,120
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	100,499
	Allianz SE
200,000	6.550%, 10/30/2033(b)(d)(g) 5 yr. CMT + 2.317%	200,459
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(j)	4,242
	American Coastal Insurance Corp.
255,000	6.250%, 12/15/2027	254,943
	American National Group, Inc.
250,000	7.000%, 12/01/2055(g) 5 yr. CMT + 3.183%	237,276
	Americo Life, Inc.
650,000	3.450%, 04/15/2031(d)(m)	573,696

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	AmFam Holdings, Inc.
$160,000	2.805%, 03/11/2031(d)	$140,577
	AP Grange Holdings
394,551	6.500%, 03/20/2045	414,279
	Arbor Realty SR, Inc.
835,000	7.875%, 07/15/2030(c)(d)	772,493
685,000	Series QIB 8.500%, 10/15/2027(d)	682,091
	Ardonagh Finco Ltd.
350,000 (EUR)	6.875%, 02/15/2031(d)	400,759
	Ascot Group Ltd.
1,465,000	6.349%, 06/15/2035(d)(g) 5 yr. CMT + 2.375%	1,495,029
	AXIS Specialty Finance LLC
1,995,000	4.900%, 01/15/2040(g) 5 yr. CMT + 3.186%	1,912,921
	Bank of America Corp.
2,300,000	Series RR 4.375%, 01/27/2027(b)(g) 5 yr. CMT + 2.760%	2,272,184
250,000	Series TT 6.125%, 04/27/2027(b)(g) 5 yr. CMT + 3.231%	250,116
	Belrose Funding Trust II
550,000	6.792%, 05/15/2055(d)(m)	552,667
	Blue Owl Finance LLC
550,000	6.250%, 04/18/2034	529,430
	Blue Owl Technology Finance Corp.
2,140,000	6.750%, 04/04/2029(c)	2,106,731
	Bowhead Specialty Holdings, Inc.
795,000	7.750%, 12/01/2030	789,453
	Brazilian Merchant Voucher Receivables Ltd.
75,424	4.180%, 04/07/2028(a)(g)	75,034
	Bread Financial Holdings, Inc.
995,000	6.750%, 05/15/2031(d)	988,336
	Ceamer Finance II LLC
191,986	6.920%, 11/15/2037	195,476
	Ceamer Finance III LLC
81,186	6.790%, 11/15/2039	82,152
	Citadel LP
25,000	6.375%, 01/23/2032(d)	25,931
	Citadel Securities Global Holdings LLC
250,000	6.200%, 06/18/2035(d)	256,506
	Citigroup, Inc.
500,000	Series EE 6.750%, 02/15/2030(b)(c)(g) 5 yr. CMT + 2.572%	500,082
100,000	Series FF 6.950%, 02/15/2030(b)(g) 5 yr. CMT + 2.726%	100,721
270,000	Series HH 6.625%, 02/15/2031(b)(g) 5 yr. CMT + 3.001%	269,824
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	51,657
	Compeer Financial ACA
1,390,000	Series QIB 7.875%, 02/15/2031(b)(d)(g) 5 yr. CMT + 4.155%	1,425,278

Principal Amount^		Value
Financial (continued)
	Corebridge Financial, Inc.
$169,000	6.875%, 12/01/2030(b)(g) 5 yr. CMT + 3.181%	$172,279
2,095,000	6.875%, 12/15/2052(g) 5 yr. CMT + 3.846%	2,110,540
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	71,041
	Dai-ichi Life Insurance Co. Ltd.
200,000	6.200%, 01/16/2035(b)(d)(g)(m) 5 yr. CMT + 2.515%	201,249
	DaVinciRe Holdings Ltd.
800,000	5.950%, 04/15/2035(d)	798,871
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	318,960
	Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance
1,125,000	5.950%, 09/17/2030(d)	1,057,907
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	132,542
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	168,702
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	211,535
	Enstar Finance LLC
950,000	5.500%, 01/15/2042(g) 5 yr. CMT + 4.006%	937,611
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	189,048
540,000	7.500%, 04/01/2045(d)(g) 5 yr. CMT + 3.186%	557,161
	EQT AB
550,000	5.850%, 05/08/2035(d)(m)	552,675
	Equitable Holdings, Inc.
500,000	6.700%, 03/28/2055(g) 5 yr. CMT + 2.390%	506,207
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	305,420
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(d)(g) 10 yr. CMT + 3.864%	60,189
	Fidelis Insurance Holdings Ltd.
1,155,000	6.625%, 04/01/2041(d)(g) 5 yr. CMT + 6.323%	1,155,000
550,000	7.750%, 06/15/2055(g) 5 yr. CMT + 4.280%	580,755
	Focus Financial Partners LLC
500,000	6.750%, 09/15/2031(d)	497,975
	Fortitude Group Holdings LLC
50,000	6.250%, 04/01/2030(d)	50,949
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	95,957
510,000	3.125%, 10/12/2028	464,990
	Galaxy Bidco Ltd.
150,000 (GBP)	8.125%, 12/19/2029(d)	203,112
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	118,553
1,460,000	7.950%, 10/15/2054(d)(g) 5 yr. CMT + 3.608%	1,407,096

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$465,000	7.250%, 03/01/2056(d)(g) 5 yr. CMT + 3.550%	$438,696
	Goldman Sachs Group, Inc.
85,000	6.850%, 02/10/2030(b)(g) 5 yr. CMT + 2.461%	86,662
100,000	Series U 3.650%, 08/10/2026(b)(g) 5 yr. CMT + 2.915%	99,175
	Golub Capital BDC, Inc.
160,000	6.000%, 07/15/2029(c)	159,549
	Golub Capital Private Credit Fund
1,020,000	5.800%, 09/12/2029	1,005,869
	Grand River Funding Trust I
100,000	6.311%, 02/15/2036(d)	101,057
	Grand River Funding Trust II
100,000	7.280%, 02/15/2056(d)	104,948
	HA Sustainable Infrastructure Capital, Inc.
1,330,000	6.375%, 07/01/2034(c)	1,339,586
935,000	6.750%, 07/15/2035	962,156
	HAT Holdings I LLC/HAT Holdings II LLC
930,000	3.375%, 06/15/2026(d)	926,774
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(d)	93,882
	Insured Lending 1 Ltd.
850,000 (EUR)	6.500%, 02/04/2032(d)	982,609
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(d)	355,021
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	277,620
575,000	6.750%, 05/01/2033(c)(d)	584,124
	Jefferies Finance LLC/JFIN Co-Issuer Corp.
600,000	5.000%, 08/15/2028(d)	559,634
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	270,415
280,000	6.250%, 01/15/2036(m)	283,908
	Kaisa Group Holdings Ltd.
193,656	6.250%, 12/28/2028(d)(k) Cash 5.250% + PIK Rate 6.250%	4,841
132,469	7.721%, 12/28/2028(d)(k) Cash 6.721% + PIK Rate 7.721%	3,312
324,195	6.500%, 12/28/2029(d)(k) Cash 5.500% + PIK Rate 6.500%	6,484
390,752	6.750%, 12/28/2030(d)(k) Cash 5.750% + PIK Rate 6.750%	7,815
588,719	7.000%, 12/28/2031(d)(k) Cash 6.000% + PIK Rate 7.000%	13,246
554,037	7.250%, 12/28/2032(d)(k) Cash 6.250% + PIK Rate 7.250%	9,003
	Kane Bidco Ltd.
250,000 (GBP)	7.750%, 07/15/2031(d)	327,917
	Kennedy-Wilson, Inc.
100,000	4.750%, 02/01/2030	100,145

Principal Amount^		Value
Financial (continued)
$56,000	5.000%, 03/01/2031	$56,105
	KKR Core Holdings Co. LLC
83,668	4.000%, 08/12/2031	75,220
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	137,405
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	103,824
	Meiji Yasuda Life Insurance Co.
200,000	6.100%, 06/11/2055(d)(g) 5 yr. CMT + 2.911%	200,786
	MetLife, Inc.
175,000	5.850%, 03/15/2056(g) 5 yr. CMT + 1.817%	171,763
	MG Azalea LP
1,063,839	6.450%, 06/24/2032	1,066,522
	MidCap Funding XLVI Trust
450,000	6.849%, 04/15/2028	450,000
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(d)(g) 5 yr. CMT + 3.982%	1,022,363
	Nassau Cos., of New York
267,000	7.875%, 07/15/2030(d)	243,938
	Nationwide Financial Services, Inc.
295,000	6.750%, 05/15/2087	292,726
	Nippon Life Insurance Co.
400,000	6.500%, 04/30/2055(d)(g)(m) 5 yr. CMT + 3.189%	413,981
	Oaktree Specialty Lending Corp.
81,000	7.100%, 02/15/2029(c)	81,549
	Oaktree Strategic Credit Fund
635,000	6.500%, 07/23/2029(c)	635,975
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	259,384
	Omnis Funding Trust
250,000	6.722%, 05/15/2055(d)(m)	253,239
	OneMain Finance Corp.
48,000	6.625%, 05/15/2029	48,107
400,000	6.750%, 09/15/2033	384,018
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(j)	6,000
	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
1,060,000	6.375%, 02/01/2027(d)	1,051,393
	PartnerRe Finance B LLC
250,000	4.500%, 10/01/2050(g) 5 yr. CMT + 3.815%	239,448
	PennyMac Financial Services, Inc.
150,000	6.750%, 02/15/2034(d)	140,394
	PNC Financial Services Group, Inc.
2,455,000	Series T 3.400%, 09/15/2026(b)(g) 5 yr. CMT + 2.595%	2,408,533
	Prospect Capital Corp.
154,000	3.437%, 10/15/2028(c)	134,862
	Reinsurance Group of America, Inc.
225,000	6.650%, 09/15/2055(g)(m) 5 yr. CMT + 2.392%	225,024
	Scentre Group Trust 2
910,000	5.125%, 09/24/2080(d)(g) 5 yr. CMT + 4.685%	903,127

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Sculptor Alternative Solutions LLC
$500,000	6.000%, 05/15/2037(d)	$459,550
	Sherwood Financing PLC
130,000 (EUR)	7.650%, 12/15/2029(c)(e) 3 mo. EURIBOR + 5.500%	145,653
	Shimao Group Holdings Ltd.
9,677	5.950%, 07/21/2031(d)(k) Cash 5.000% + PIK Rate 6.000%	363
	Starwood Property Trust, Inc.
1,035,000	4.375%, 01/15/2027(c)(d)	1,030,043
50,000	6.500%, 07/01/2030(d)	51,066
	State Street Corp.
50,000	Series K 6.450%, 09/15/2030(b)(g) 5 yr. CMT + 2.135%	50,788
	Stewart Information Services Corp.
420,000	3.600%, 11/15/2031	371,692
	Stonebriar ABF Issuer LLC
605,000	8.125%, 12/15/2030(d)	625,346
	Strategic Credit Opportunities
345,000	Series A 4.250%, 04/01/2026	344,960
	Terminal Investment Ltd. Holding SA
400,000	5.630%, 07/09/2032	400,092
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(g) 5 yr. CMT + 4.075%	51,601
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	315,940
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(b)(c)(g) 5 yr. CMT + 2.541%	906,470
	Unigel Netherlands Holding Corp. BV
295,656	15.000%, 12/31/2044(k) Cash 15.000% + PIK Rate 15.000%	5,913
	United Wholesale Mortgage LLC
600,000	5.500%, 04/15/2029(d)	562,160
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	341,912
	VFH Parent LLC/Valor Co-Issuer, Inc.
550,000	7.500%, 06/15/2031(d)	565,507
	Walker & Dunlop, Inc.
100,000	6.625%, 04/01/2033(d)	97,821
	Wells Fargo & Co.
250,000	Series GG 6.125%, 06/15/2031(b)(g) 5 yr. CMT + 2.340%	250,699
	Wilton RE Ltd.
166,000	6.000%, 10/22/2030(b)(d)(g) 5 yr. CMT + 5.266%	159,970
	Yuzhou Group Holdings Co. Ltd.
275,287	7.000%, 06/30/2027(k) Cash 6.000% + PIK Rate 7.000%	22,711
231,135	4.000%, 06/30/2028(k) PIK Rate 4.000%	8,090

Principal Amount^		Value
Financial (continued)
$403,464	4.500%, 06/30/2029(k) Cash 4.500% + PIK Rate 4.500%	$13,113
539,841	5.000%, 06/30/2030(k) Cash 5.000% + PIK Rate 5.000%	16,195
759,122	5.500%, 06/30/2031(k) Cash 5.500% + PIK Rate 5.500%	22,774
233,900	1.000%, 06/30/2034(k)	877

		58,204,726

Industrial: 1.6%
	Biffa Group Holdings Ltd.
150,000 (EUR)	5.250%, 06/15/2031(d)	167,545
100,000 (GBP)	7.380%, 06/15/2031(d)	129,128
	Boeing Co.
80,000	7.008%, 05/01/2064	88,756
	Builders FirstSource, Inc.
550,000	6.750%, 05/15/2035(d)	549,804
	CML Fontainebleau Vegas
250,000	1.000%, 01/31/2028(e)	256,234
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(d)	58,624
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(d)	19,235
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(c)(d)	99,504
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(d)	200,876
	Masterbrand, Inc.
1,645,000	7.000%, 07/15/2032(d)	1,608,027
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2030(d)	99,772
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	95,838
	Quikrete Holdings, Inc.
90,000	6.750%, 03/01/2033(d)	91,466
	Sealed Air Corp.
150,000	6.875%, 07/15/2033(d)	143,427
	Standard Building Solutions, Inc.
121,000	6.500%, 08/15/2032(c)(d)	121,140
	Textron Financial Corp.
185,000	5.649%, 02/15/2067(d)(g) 3 mo. USD Term SOFR + 1.997%	166,184
	Waste Pro USA, Inc.
150,000	7.000%, 02/01/2033(d)	152,057

		4,047,617

Technology: 1.8%
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(d)	819,559
	Capstone Borrower, Inc.
150,000	8.000%, 06/15/2030(d)	143,399
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(d)	97,690
	CoreWeave, Inc.
1,380,000	9.250%, 06/01/2030(d)	1,347,935

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
$1,010,000	9.000%, 02/01/2031(d)	$970,827
	Dye & Durham Ltd.
37,000	8.625%, 04/15/2029(c)(d)	31,003
	Oracle Corp.
150,000	5.200%, 09/26/2035	140,501
50,000	5.875%, 09/26/2045	43,323
50,000	5.950%, 09/26/2055	42,171
	SS&C Technologies, Inc.
400,000	6.500%, 06/01/2032(d)	399,982
	TeamSystem SpA
100,000 (EUR)	5.516%, 07/31/2031(d)(e) 3 mo. EURIBOR + 3.500%	110,874
400,000 (EUR)	5.266%, 07/01/2032(d)(e) 3 mo. EURIBOR + 3.250%	434,808
	VC3, Inc.
31	3.500%, 10/15/2041	31
	Xerox Corp.
200,000	10.250%, 10/15/2030(c)(d)	151,000

		4,733,103

Utilities: 3.7%
	American Electric Power Co., Inc.
155,000	Series C 5.800%, 03/15/2056(g) 5 yr. CMT + 2.128%	153,206
155,000	Series D 6.050%, 03/15/2056(g) 5 yr. CMT + 1.940%	153,634
	Atlantica Sustainable Infrastructure Ltd.
1,770,000	4.125%, 06/15/2028(d)	1,720,264
	CMS Energy Corp.
60,000	6.500%, 06/01/2055(g) 5 yr. CMT + 1.961%	61,076
	Edison International
1,230,000	7.875%, 06/15/2054(g) 5 yr. CMT + 3.658%	1,259,477
	Eversource Energy
125,000	Series B 6.350%, 08/15/2056(g) 5 yr. CMT + 2.325%	123,337
	NextEra Energy Capital Holdings, Inc.
1,050,000	6.750%, 06/15/2054(g) 5 yr. CMT + 2.457%	1,087,587
58,000	6.375%, 08/15/2055(g) 5 yr. CMT + 2.053%	59,113
	PacifiCorp
150,000	7.375%, 09/15/2055(g) 5 yr. CMT + 3.319%	142,582
	Sierra Pacific Power Co.
350,000	6.375%, 09/15/2056(g) 5 yr. CMT + 2.638%	347,162
	Southern Co.
425,000	6.000%, 04/01/2058(g)(m) 5 yr. CMT + 1.993%	427,302
2,074,000	Series 21-A 3.750%, 09/15/2051(g) 5 yr. CMT + 2.915%	2,060,299
	Spire, Inc.
200,000	6.450%, 06/01/2056(g) 5 yr. CMT + 2.327%	199,523

Principal Amount^		Value
Utilities (continued)
	XPLR Infrastructure Operating Partners LP
$1,905,000	8.375%, 01/15/2031(c)(d)	$2,004,066

		9,798,628

TOTAL CORPORATE BONDS (Cost $117,822,412)		113,360,615

GOVERNMENT SECURITIES & AGENCY ISSUE: 4.1%
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	938,438
	U.S. Treasury Notes
1,000,000	4.125%, 06/15/2026(n)	1,000,852
1,400,000	4.625%, 09/15/2026(n)	1,405,768
1,900,000	4.375%, 12/15/2026(n)	1,908,123
1,900,000	4.250%, 03/15/2027(c)(n)	1,909,484
1,900,000	4.625%, 06/15/2027(n)	1,918,035
1,650,000	3.375%, 09/15/2027(n)	1,639,204

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $10,768,772)		10,719,904

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(a)	51,925

TOTAL LIMITED PARTNERSHIPS (Cost $0)		51,925

MORTGAGE-BACKED SECURITIES: 13.7%
	Acrec Fl 3 LLC
150,000	Series 2025-FL3-C 5.971%, 08/18/2042(d)(e) 1 mo. USD Term SOFR + 2.291%	150,613
	ACRES Commercial Realty Issuer LLC
300,000	Series 2026-FL4-C 5.910%, 08/18/2044(d)(e) 1 mo. USD Term SOFR + 2.250%	300,867
	Alternative Loan Trust
42,656	Series 2003-22CB-1A1 5.750%, 12/25/2033	43,278
164,741	Series 2004-13CB-A4 2.229%, 07/25/2034(i)(o)	124,054
23,701	Series 2004-16CB-1A1 5.500%, 07/25/2034	23,451
18,958	Series 2004-16CB-3A1 5.500%, 08/25/2034	18,765
18,649	Series 2004-J10-2CB1 6.000%, 09/25/2034	18,900
278,182	Series 2006-31CB-A7 6.000%, 11/25/2036	147,942
164,656	Series 2007-16CB-2A1 4.243%, 08/25/2037(e) 1 mo. USD Term SOFR + 0.564%	49,806
47,680	Series 2007-16CB-2A2 22.975%, 08/25/2037(e) -8.333*1 mo. USD Term SOFR + 53.629%	63,404

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Alternative Loan Trust (continued)
$326,388	Series 2007-16CB-4A2 16.842%, 08/25/2037(e) -6*1 mo. USD Term SOFR + 38.913%	$411,497
312,489	Series 2007-19-1A34 6.000%, 08/25/2037	141,076
854,384	Series 2007-20-A12 6.250%, 08/25/2047	440,581
84,817	Series 2007-OA4-A1 4.133%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.454%	77,950
91,063	Series 2007-OA7-A1A 4.153%, 05/25/2047(e) 1 mo. USD Term SOFR + 0.474%	85,106
	American Home Mortgage Investment Trust
138,571	Series 2006-1-11A1 4.073%, 03/25/2046(e) 1 mo. USD Term SOFR + 0.394%	126,457
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 5.972%, 01/15/2037(d)(e) 30 day USD SOFR Average + 2.300%	420,316
	Atrium Hotel Portfolio Trust
860,000	Series 2025-ATRM-D 6.973%, 08/15/2042(d)(e) 1 mo. USD Term SOFR + 3.300%	854,240
	BAHA Trust
870,000	Series 2024-MAR-C 7.015%, 12/10/2041(d)(g)	896,862
	Banc of America Alternative Loan Trust
18,190	Series 2003-8-1CB1 5.500%, 10/25/2033	18,320
	Banc of America Funding Trust
14,313	Series 2005-7-3A1 5.750%, 11/25/2035	14,530
160,023	Series 2006-B-7A1 4.174%, 03/20/2036(g)	141,881
12,194	Series 2007-4-5A1 5.500%, 11/25/2034	10,714
	Banc of America Mortgage Trust
4,940	Series 2005-A-2A1 4.758%, 02/25/2035(g)	4,851
	BCAP LLC Trust
238,350	Series 2006-AA2-A1 4.133%, 01/25/2037(e) 1 mo. USD Term SOFR + 0.454%	225,206
114,715	Series 2010-RR6-6A2 4.291%, 07/26/2037(d)(g)	49,672
1,570,078	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	880,224

Principal Amount^		Value
	BDS LLC
$150,000	Series 2025-FL14-C 5.569%, 10/17/2042(d)(e) 1 mo. USD Term SOFR + 1.893%	$149,877
	Bear Stearns Asset-Backed Securities I Trust
264,232	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	116,146
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(g)	434,062
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 6.317%, 07/15/2039(d)(e) 1 mo. USD Term SOFR + 2.644%	100,671
	BX Commercial Mortgage Trust
86,725	Series 2024-AIRC-C 6.263%, 08/15/2041(d)(e) 1 mo. USD Term SOFR + 2.590%	86,971
	BX Trust
150,000	Series 2024-VLT4-D 6.113%, 06/15/2041(d)(e) 1 mo. USD Term SOFR + 2.440%	148,791
	BXHPP Trust
200,000	Series 2021-FILM-C 4.888%, 08/15/2036(d)(e) 1 mo. USD Term SOFR + 1.214%	174,825
	BXMT Ltd.
250,000	Series 2020-FL2-D 5.993%, 02/15/2038(d)(e) 1 mo. USD Term SOFR + 2.314%	247,180
	Capmark Military Housing Trust
88,204	Series 2007-AET2-A 6.063%, 10/10/2052(d)	84,958
	CD Mortgage Trust
735,582	Series 2017-CD4-XA 1.203%, 05/10/2050(g)(p)	5,035
	CG-CCRE Commercial Mortgage Trust
96,080	Series 2014-FL2-COL1 7.287%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 3.614%	21,001
187,584	Series 2014-FL2-COL2 8.287%, 11/15/2031(d)(e) 1 mo. USD Term SOFR + 4.614%	6,800
	Chase Mortgage Finance Trust
1,244,567	Series 2007-S3-1A15 6.000%, 05/25/2037	500,119
	CitiMortgage Alternative Loan Trust
111,921	Series 2006-A5-1A13 4.243%, 10/25/2036(e) 1 mo. USD Term SOFR + 0.564%	87,239
	COLT Mortgage Loan Trust
105,277	Series 2025-3-A3 5.707%, 03/25/2070(d)(f)	105,392

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	COMM Mortgage Trust
$435,016	Series 2012-CR3-B 3.922%, 10/15/2045(d)	$424,609
	Countrywide Home Loan Mortgage Pass-Through Trust
2,661	Series 2004-HYB4-2A1 5.158%, 09/20/2034(g)	2,598
114,209	Series 2007-10-A5 6.000%, 07/25/2037	48,387
	Credit Suisse First Boston Mortgage Securities Corp.
847,239	Series 2005-11-7A1 6.000%, 12/25/2035	402,656
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
23,165	Series 2003-27-4A4 5.750%, 11/25/2033	23,323
2,259,346	Series 2005-10-10A3 6.000%, 11/25/2035	483,150
	Credit Suisse Mortgage-Backed Trust
593,733	Series 2006-6-1A10 6.000%, 07/25/2036	253,892
587,821	Series 2007-1-4A1 6.500%, 02/25/2022	39,133
21,557	Series 2007-2-2A5 5.000%, 03/25/2037	16,181
	CSMC Trust
82,906	Series 2021-RPL4-A1 4.152%, 12/27/2060(d)(g)	82,677
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
54,446	Series 2006-PR1-3A1 6.822%, 04/15/2036(d)(e) -1.4*1 mo. USD Term SOFR + 11.964%	49,957
	DSLA Mortgage Loan Trust
82,632	Series 2005-AR5-2A1A 4.451%, 09/19/2045(e) 1 mo. USD Term SOFR + 0.774%	43,406
	Easy Street Mortgage Loan Trust
500,000	Series 2025-RTL2-A1 5.606%, 10/25/2040(d)(f)	500,896
	Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
1,341,419	Series 2015-R1-XA2 0.700%, 10/25/2052(d)(g)(p)	75,790
	First Horizon Alternative Mortgage Securities Trust
202,580	Series 2007-FA4-1A7 6.000%, 08/25/2037	62,878
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,600,049	Series 2015-R1-XA1 0.700%, 11/25/2055(d)(g)(p)	155,510
3,941,882	Series 2015-R1-XA3 0.700%, 11/25/2052(d)(g)(p)	189,007
	FREMF Mortgage Trust
3,747,222	Series 2025-K170-D 2.411%, 02/25/2063(d)(i)(o)	1,666,958

Principal Amount^		Value
$61,035,382	Series 2025-K170-X2A 0.100%, 02/25/2063(d)(p)	$355,940
13,864,625	Series 2025-K170-X2B 0.100%, 02/25/2063(d)(p)	83,367
	FS Rialto Issuer LLC
275,000	Series 2021-FL3-D 6.287%, 11/16/2036(d)(e) 1 mo. USD Term SOFR + 2.614%	275,362
100,000	Series 2025-FL10-C 5.823%, 08/19/2042(d)(e) 1 mo. USD Term SOFR + 2.146%	99,920
	GCAT Trust
17,906	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(g)	17,506
70,525	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(f)	70,363
96,462	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(f)	96,193
49,218	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(f)	49,595
224,422	Series 2025-NQM1-A3 5.829%, 11/25/2069(d)(f)	224,897
	GS Mortgage Securities Corp. Trust
203,886	Series 2020-DUNE-E 6.440%, 12/15/2036(d)(e) 1 mo. USD Term SOFR + 2.764%	195,369
	GSR Mortgage Loan Trust
24,195	Series 2005-4F-6A1 6.500%, 02/25/2035	23,703
490,752	Series 2005-9F-2A1 6.000%, 01/25/2036	209,584
32,882	Series 2005-AR6-4A5 5.100%, 09/25/2035(g)	29,989
	HarborView Mortgage Loan Trust
139,693	Series 2004-11-2A2A 4.431%, 01/19/2035(e) 1 mo. USD Term SOFR + 0.754%	111,374
149,276	Series 2006-12-2A2A 4.171%, 01/19/2038(e) 1 mo. USD Term SOFR + 0.494%	133,914
	HOMES Trust
106,471	Series 2024-AFC2-A3 5.982%, 10/25/2059(d)(f)	106,969
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4 .113%, 11/25/2056(d)(g)	1,541,034
	IndyMac INDX Mortgage Loan Trust
90,606	Series 2004-AR7-A5 5.013%, 09/25/2034(e) 1 mo. USD Term SOFR + 1.334%	73,644
155,136	Series 2005-AR11-A3 3.626%, 08/25/2035(g)	112,631
731,911	Series 2007-AR5-2A1 3.314%, 05/25/2037(g)	594,925
	JP Morgan Chase Commercial Mortgage Securities Trust
96,970	Series 2012-LC9-C 3.500%, 12/15/2047(d)(g)	95,319

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	JP Morgan Chase Commercial Mortgage Securities Trust (continued)
$835,896	Series 2016-JP2-XA 1.645%, 08/15/2049(g)(p)	$8
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(g)(p)	5,629
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	219,073
224,000	Series 2019-UES-D 4.452%, 05/05/2032(d)(g)	223,925
261,000	Series 2019-UES-E 4.452%, 05/05/2032(d)(g)	260,630
274,000	Series 2019-UES-F 4.452%, 05/05/2032(d)(g)	273,542
299,000	Series 2019-UES-G 4.452%, 05/05/2032(d)(g)	296,176
	JP Morgan Mortgage Trust
134,656	Series 2004-S1-2A1 6.000%, 09/25/2034	138,549
4,195	Series 2007-A1-4A2 6.178%, 07/25/2035(a)(g)	4,228
516,646	Series 2007-S3-1A97 6.000%, 08/25/2037	208,808
	JPMDB Commercial Mortgage Securities Trust
169,212	Series 2017-C5-XA 0.893%, 03/15/2050(g)(p)	566
	KREF Ltd.
100,000	Series 2021-FL2-AS 5.093%, 02/15/2039(d)(e) 1 mo. USD Term SOFR + 1.414%	99,523
	Legacy Mortgage Asset Trust
527,669	Series 2021-GS2-A1 5.750%, 04/25/2061(d)(f)	528,984
156,905	Series 2021-GS3-A1 5.750%, 07/25/2061(d)(f)	157,071
	Lehman Mortgage Trust
434,489	Series 2006-2-2A3 5.750%, 04/25/2036	435,715
633,375	Series 2007-1-1A2 5.750%, 02/25/2037	640,100
	Lehman XS Trust
59,695	Series 2006-2N-1A1 4.313%, 02/25/2046(e) 1 mo. USD Term SOFR + 0.634%	54,596
	LoanCore Issuer LLC
100,000	Series 2025-CRE8-C 5.820%, 08/17/2042(d)(e) 1 mo. USD Term SOFR + 2.141%	100,026
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 6.772%, 01/17/2037(d)(e) 30 day USD SOFR Average + 3.100%	199,589
	LoanCore Issuer Ltd.
250,000	Series 2021-CRE5-C 6.137%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 2.464%	250,010

Principal Amount^		Value
$100,000	Series 2021-CRE5-D 6.787%, 07/15/2036(d)(e) 1 mo. USD Term SOFR + 3.114%	$99,955
100,000	Series 2021-CRE6-D 6.637%, 11/15/2038(d)(e) 1 mo. USD Term SOFR + 2.964%	100,181
	LSTAR Securities Investment Ltd.
97,213	Series 2024-1-A 7.769%, 01/01/2029(d)(e) 30 day USD SOFR Average + 4.100%	98,431
	Master Alternative Loan Trust
9,465	Series 2003-9-4A1 5.250%, 11/25/2033	9,504
6,675	Series 2004-5-1A1 5.500%, 06/25/2034	6,724
7,345	Series 2004-5-2A1 6.000%, 06/25/2034	7,516
41,564	Series 2004-8-2A1 6.000%, 09/25/2034	41,721
	Merrill Lynch Mortgage Investors Trust
597	Series 2006-2-2A 5.622%, 05/25/2036(g)	593
	Metis Issuer 1 LLC
250,000	6.892%, 05/15/2055	248,666
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(g)	255,263
	Mill City Securities Ltd.
126,299	Series 2024-RS1-A1 3.000%, 11/01/2069(d)(f)	122,696
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(f)	145,304
67,825	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(f)	65,567
	Morgan Stanley Mortgage Loan Trust
191,156	Series 2006-7-3A 5.039%, 06/25/2036(g)	95,185
222,031	Series 2007-13-6A1 6.000%, 10/25/2037	115,056
	Morgan Stanley Residential Mortgage Loan Trust
9,486,225	Series 2026-NQM1-AS 0.321%, 12/25/2070(d)(g)(p)	91,855
170,000	Series 2026-NQM1-B1 6.180%, 12/25/2070(d)(g)	165,518
190,000	Series 2026-NQM1-B2 6.790%, 12/25/2070(d)(g)	182,390
107,442	Series 2026-NQM1-B3 6.790%, 12/25/2070(d)(g)	93,504
9,486,225	Series 2026-NQM1-XS 1.825%, 12/25/2070(d)(g)(p)	396,109
	New Residential Mortgage Loan Trust
236,376	Series 2025-NQM3-A3 5.985%, 05/25/2065(d)(f)	237,751
	NLT Trust
409,982	Series 2025-NQM1-PT 7.463%, 10/25/2070(d)(g)	429,008

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	OBX Trust
$500,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(d)(g)	$502,996
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(d)(g)	150,564
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	100,397
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(d)(g)	151,270
80,132	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(f)	80,791
	PFP Ltd.
99,553	Series 2024-11-B 6.159%, 09/17/2039(d)(e) 1 mo. USD Term SOFR + 2.490%	99,839
	Prime Mortgage Trust
471,509	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	437,924
	PRPM LLC
515,798	Series 2025-2-A1 6.469%, 05/25/2030(d)(f)	514,963
	Residential Accredit Loans, Inc.
189,176	Series 2006-QS17-A5 6.000%, 12/25/2036	158,371
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.153%, 06/25/2046(e) 1 mo. USD Term SOFR + 0.474%	75,029
263,321	Series 2007-QS1-2A10 6.000%, 01/25/2037	201,669
	Residential Asset Securitization Trust
224,879	Series 2007-A1-A8 6.000%, 03/25/2037	68,074
	Residential Funding Mtg Sec I Trust
228,853	Series 2006-S4-A5 6.000%, 04/25/2036	182,778
	Saluds Grade Alternative Mortgage Trust
200,000	Series 2025-RRTL1-A2 5.657%, 10/25/2040(d)(f)	199,263
	Starwood Ltd.
200,000	Series 2021-FL2-C 5.894%, 04/18/2038(d)(e) 1 mo. USD Term SOFR + 2.214%	199,885
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 6.750%, 11/15/2027(a)(d)(e)	257
980,000	Series 2014-STAR-D 6.750%, 11/15/2027(a)(d)(e)	778
950,000	Series 2014-STAR-E 6.750%, 11/15/2027(a)(d)(e)	683
	Structured Adjustable Rate Mortgage Loan Trust
397,850	Series 2005-14-A1 4.103%, 07/25/2035(e) 1 mo. USD Term SOFR + 0.424%	229,114
343,281	Series 2008-1-A2 4.379%, 10/25/2037(g)	277,969

Principal Amount^		Value
	Structured Asset Securities Corp.
$3,812,787	Series 2007-4-1A3 2.457%, 03/28/2045(d)(e)(p) -1*1 mo. USD Term SOFR + 6.136%	$208,492
	STWD Ltd.
100,000	Series 2022-FL3-D 6.422%, 11/15/2038(d)(e) 30 day USD SOFR Average + 2.750%	99,205
	TRTX Issuer Ltd.
150,000	Series 2025-FL6-B 5.726%, 09/18/2042(d)(e) 1 mo. USD Term SOFR + 2.046%	149,662
150,000	Series 2025-FL7-C 5.880%, 06/18/2043(d)(e) 1 mo. USD Term SOFR + 2.200%	150,108
	Uniform Mortgage-Backed Security, TBA
2,510,000	3.000%(q)	2,205,796
2,308,000	5.000%(q)	2,271,622
1,235,000	5.500%(q)	1,237,825
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(g)	1,541,200
115,730	Series 2025-2-A3 5.662%, 03/25/2070(d)(f)	115,921
	Wells Fargo Alternative Loan Trust
56,810	Series 2007-PA2-3A1 4.143%, 06/25/2037(e) 1 mo. USD Term SOFR + 0.464%	41,485
	Wells Fargo Commercial Mortgage Trust
572,845	Series 2016-BNK1-XA 1.824%, 08/15/2049(g)(p)	836
135,000	Series 2016-C36-B 3.671%, 11/15/2059(g)	128,479
	Wells Fargo Mortgage-Backed Securities Trust
30,014	Series 2006-AR19-A1 6.288%, 12/25/2036(g)	28,203

TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,937,065)		35,948,929

MUNICIPAL BONDS: 0.0%
Indiana: 0.0%
	County of Knox
5,000	Series B 5.900%, 04/01/2034	4,986

TOTAL MUNICIPAL BONDS (Cost $4,779)		4,986

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 5.8%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 3.6%
9,581,551	State Street Navigator Securities Lending Government Money Market Portfolio, 3.680%(r)(s)	$9,581,551

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $9,581,551)		9,581,551

MONEY MARKET FUNDS: 1.7%
4,375,574	State Street Institutional Treasury Money Market Fund - Premier Class, 4.244%(s)	4,375,574

TOTAL MONEY MARKET FUNDS (Cost $4,375,574)		4,375,574

Principal Amount^
REPURCHASE AGREEMENTS: 0.1%
$366,120	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $367,900, U.S. Treasury Notes, 4.375%, due 07/15/2027, value $373,814] (proceeds $366,131)	$366,120

TOTAL REPURCHASE AGREEMENTS (Cost $366,120)		366,120

TREASURY BILLS: 0.4%
	U.S. Treasury Bills
350,000	3.285%, 04/09/2026(i)(n)(t)	349,719
625,000	3.453%, 04/21/2026(i)(n)(t)(u)	623,741

TOTAL TREASURY BILLS (Cost $973,454)		973,460

TOTAL SHORT-TERM INVESTMENTS (Cost $15,296,699)		15,296,705

TOTAL PURCHASED OPTIONS (Cost $250,368): 0.1%		147,285

TOTAL INVESTMENTS (Cost: $298,512,516): 104.1%		273,096,016

Liabilities in Excess of Other Assets: (4.1)%		(10,675,562)

NET ASSETS: 100.0%		$262,420,454

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index

CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Perpetual Call.
(c)	Security, or portion thereof, is out on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	Floating Interest Rate at March 31, 2026.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2026.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2026.
(h)	Security is not accruing interest.
(i)	The rate shown represents yield-to-maturity.
(j)	Security is currently in default and/or non-income producing.
(k)	Pay-in-kind security.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(m)	All or a portion of the security has been pledged as collateral against open reverse repurchase agreements. As of March 31, 2026, the market value of securities pledged amounted to $3,483,741.
(n)	Securities with an aggregate fair value of $6,990,171 have been pledged as collateral for options, credit default swaps, interest rate swaps, and futures positions.
(o)	Principal Only security.
(p)	Interest Only security. Security with a notional or nominal principal amount.
(q)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(r)	Represents security purchased with cash collateral received for securities on loan.
(s)	The rate disclosed is the 7 day net yield as of March 31, 2026.
(t)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
CAD	Canadian dollar
EUR	Euro
GBP	British pound

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

UNFUNDED LOAN COMMITMENTS — At March 31, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
GrafTech Finance, Inc., 3.750%, 12/21/2029	$24,381	$23,265	$(1,116)
Grid Alliance Partners LLC, 8.423%, 07/1/2030	110,400	102,672	(7,728)
MB2 Dental Solutions LLC, 9.167%, 02/13/2031	9,600	8,400	(1,200)
HIG Operations Holdings, Inc., 0.000%, 06/11/2031	12,009	12,039	30
Secretariat Advisors LLC, 4.000%, 02/28/2032	10,753	10,591	(162)
Cliffwater LLC, 8.423%, 04/22/2032	10,000	9,200	(800)
Vacation Rental Brands, LLC, 8.949%, 05/6/2032	176,926	175,157	(1,769)
Curriculum Associates, LLC, 8.167%, 05/7/2032	49,937	49,937	—
PowerGrid Services LLC, 0.500%, 07/1/2032	8,228	8,228	—
Liquid Tech Solutions LLC, 0.000%, 10/12/2032	18,576	18,588	12

TOTAL		$418,077	$(12,733)

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$294,439,291

Gross unrealized appreciation	5,301,515
Gross unrealized depreciation	(30,383,331)

Net unrealized depreciation	$(25,081,816)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT March 31, 2026 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
Put
USD Put JPY Call	Bank of America N.A.	$140.00	4/1/2026	33,000	$33,000	$—	$868	$(868)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	187,000	187,000	—	5,105	(5,105)
USD Put JPY Call	Goldman Sachs & Co.	140.00	4/1/2026	150,000	150,000	—	3,963	(3,963)
USD Put JPY Call	Goldman Sachs & Co.	123.50	5/20/2026	181,000	181,000	206	18,133	(17,927)
USD Put JPY Call	JPMorgan Chase Bank N.A.	123.50	5/20/2026	45,000	45,000	51	4,508	(4,457)

Total						257	32,577	(32,320)

EXCHANGE TRADED
Call
3-Month SOFR Futures	Bank of America N.A.	97.50	9/11/2026	118	28,426,200	13,275	43,840	(30,565)
3-Month SOFR Futures	Bank of America N.A.	97.50	3/12/2027	84	20,245,050	23,100	47,265	(24,165)

Total						36,375	91,105	(54,730)

INDEX OPTIONS
Call
CBOE Volatility Index	Morgan Stanley & Co.	35.00	4/15/2026	52	131,300	4,524	7,060	(2,536)
CBOE Volatility Index	Morgan Stanley & Co.	35.00	5/19/2026	52	131,300	9,672	11,117	(1,445)

Total						14,196	18,177	(3,981)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @3.250%, terminating 12/28/26	Bank of America N.A.	Pay	12/28/2026	1,173,000	$1,173,000	5,357	5,748	(391)
USD - Secured Overnight Financing Rate (SOFR) strike @3.250%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	1,172,000	1,172,000	5,353	5,719	(366)
USD - Secured Overnight Financing Rate (SOFR) strike @3.300%, terminating 9/25/26	BNP Paribas SA	Pay	9/25/2026	1,411,000	1,411,000	5,212	5,609	(397)
USD - Secured Overnight Financing Rate (SOFR) strike @3.300%, terminating 9/25/26	Toronto-Dominion Bank	Pay	9/25/2026	702,000	702,000	2,593	2,668	(75)

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at March 31, 2026 (Unaudited)(Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
Call
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Barclays Bank Plc	Pay	9/21/2026	1,078,000	$1,078,000	$7,410	$10,187	$(2,777)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	BNP Paribas SA	Pay	9/21/2026	1,079,000	1,079,000	7,390	10,768	(3,378)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Morgan Stanley & Co.	Pay	9/21/2026	1,079,000	1,079,000	7,417	9,981	(2,564)
USD - Secured Overnight Financing Rate (SOFR) strike @3.350%, terminating 9/21/26	Toronto-Dominion Bank	Pay	9/21/2026	1,079,000	1,079,000	7,417	11,329	(3,912)
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/24/26	Bank of America N.A.	Pay	12/24/2026	704,000	704,000	3,838	3,823	15
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/24/26	Barclays Bank Plc	Pay	12/24/2026	703,000	703,000	3,833	3,810	23
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	1,173,000	1,173,000	6,429	6,369	60
USD - Secured Overnight Financing Rate (SOFR) strike @3.375%, terminating 12/28/26	Morgan Stanley & Co.	Pay	12/28/2026	2,110,000	2,110,000	11,564	11,183	381
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/24/26	JPMorgan Chase Bank N.A.	Pay	9/24/2026	1,410,000	1,410,000	6,445	5,887	558
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/24/26	Toronto-Dominion Bank	Pay	9/24/2026	703,000	703,000	3,213	3,163	50
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/28/26	Citibank N.A.	Pay	9/28/2026	1,887,000	1,887,000	8,737	8,208	529
USD - Secured Overnight Financing Rate (SOFR) strike @3.425%, terminating 9/28/26	Toronto-Dominion Bank	Pay	9/28/2026	922,000	922,000	4,249	4,057	192

Total						96,457	108,509	(12,052)

Total Purchased Options						$147,285	$250,368	$(103,083)

iMGP Low Duration Income Fund

REVERSE REPURCHASE AGREEMENTS at March 31, 2026 (Unaudited)

Principal Amount		Value
$(245,000)	TD Securities, Inc. 3.870%, trade date 3/30/2026, due 03/30/2027, repurchase amount $245,000	$(245,000)
(532,125)	TD Securities, Inc. 3.900%, trade date 3/30/2026, due 03/30/2027, repurchase amount $532,125	(532,125)
(533,665)	TD Securities, Inc. 3.880%, trade date 3/30/2026, due 03/30/2027, repurchase amount $533,665	(533,665)
(2,034,070)	SG Americas Securities LLC 3.900%, trade date 3/25/2026, due 03/25/2027, repurchase amount $2,034,070	(2,034,070)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $3,344,860)		$(3,344,860)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2026 (Unaudited)

At March 31, 2026, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2026	Fund Delivering	U.S. $ Value at March 31, 2026	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/14/2026	USD	$1,247,017	GBP	$1,226,132	$20,885	$—
Barclays Bank Plc	4/14/2026	USD	75,211	CAD	73,132	2,079	—
JPMorgan Chase Bank N.A.	4/14/2026	USD	6,778,453	EUR	6,740,956	37,497	—
UBS AG	4/14/2026	EUR	101,402	USD	101,536	—	(134)
	4/14/2026	EUR	80,661	USD	81,399	—	(738)

			$8,282,744		$8,223,155	$60,461	$(872)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2026 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3-Month SOFR Futures	29	$7,031,925	$7,003,137	3/14/2028	$(28,788)
Australian Treasury 10-Year Bonds Futures	22	1,621,230	1,624,916	6/15/2026	3,686
U.S. Treasury 10-Year Note Futures	10	1,129,010	1,110,469	6/18/2026	(18,541)
U.S. Treasury 2-Year Note Futures	50	10,446,995	10,372,266	6/30/2026	(74,729)
U.S. Treasury 2-Year Note Futures.	17	3,532,654	3,526,570	6/30/2026	(6,084)
U.S. Treasury 5-Year Note Futures	16	1,732,012	1,730,875	6/30/2026	(1,137)
U.S. Treasury Long Bonds Futures	15	1,729,403	1,708,125	6/18/2026	(21,278)

Total Long					$(146,871)

Futures Contracts - Short
3-Month SOFR Futures	(29)	$(7,024,791)	$(6,986,463)	3/16/2027	$38,328

Total Short					$38,328

Total Futures Contracts					$(108,543)

(a)	Goldman Sachs & Co. and Bank of America N.A. are the counterparties for Open Futures Contracts held by the Fund at March 31, 2026.

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2026 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 3,200,000	4/23/2035	1 Day SOFR + 0.000%	3.849%	Annually	$(5,713)	$(44,077)	$38,364
$ 2,850,000	5/09/2040	1 Day SOFR + 0.000%	3.914	Annually	41,585	292	41,293
$ 1,500,000	11/17/2045	1 Day SOFR + 0.000%	4.021	Annually	29,213	318	28,895

					$65,085	$(43,467)	$108,552

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2026		Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 45 V1 1.000%, 12/20/2030	12/20/2030	(5.000%)	3.665%	$	(1,574,100)	Quarterly	$(82,974)	$(121,679)	$38,705

Total Buy Protection							$(82,974)	$(121,679)	$38,705

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 45.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2026		Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 5Y 25%-35% 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	3.245%	$	(230,000)	Quarterly	$(30,557)	$(34,690)	$4,133
CDX North America High Yield Index Series 43 5Y 15%-25% 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	3.245%		(230,000)	Quarterly	(15,760)	(14,589)	(1,171)

Total Buy Protection								$(46,317)	$(49,279)	$2,962

Total								$(46,317)	$(49,279)	$2,962

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT March 31, 2026 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
EXCHANGE TRADED
Call
3-Month SOFR Futures	Bank of America N.A.	$98.00	9/11/2026	(118)	$(28,426,200)	$(9,588)	$(21,323)	$11,735
3-Month SOFR Futures	Bank of America N.A.	98.00	3/12/2027	(84)	(20,245,050)	(14,700)	(24,266)	9,566

Total						(24,288)	(45,589)	21,301

INDEX OPTIONS
Call
CBOE Volatility Index	Morgan Stanley & Co.	$50.00	4/15/2026	(52)	$(131,300)	(1,768)	(2,715)	947
CBOE Volatility Index	Morgan Stanley & Co.	50.00	5/19/2026	(52)	(131,300)	(4,940)	(5,472)	532
Put
CBOE Volatility Index	Morgan Stanley & Co.	$19.00	5/19/2026	(78)	$(181,800)	(5,382)	(6,119)	737
S&P 500 Index	UBS Securities LLC	6,450.00	4/2/2026	(2)	(1,305,704)	(3,560)	(16,918)	13,358
S&P 500 Index	UBS Securities LLC	6,575.00	4/2/2026	(1)	(652,852)	(7,073)	(10,075)	3,002
S&P 500 Index	UBS Securities LLC	6,440.00	4/10/2026	(5)	(3,264,260)	(32,195)	(38,975)	6,780
S&P 500 Index	UBS Securities LLC	6,450.00	4/10/2026	(8)	(5,222,816)	(50,960)	(81,792)	30,832
S&P 500 Index	UBS Securities LLC	6,375.00	4/17/2026	(6)	(3,917,112)	(41,100)	(57,534)	16,434
S&P 500 Index	UBS Securities LLC	6,380.00	4/17/2026	(5)	(3,264,260)	(34,210)	(43,515)	9,305
S&P 500 Index	UBS Securities LLC	6,440.00	4/17/2026	(2)	(1,305,704)	(16,880)	(18,798)	1,918
S&P 500 Index	UBS Securities LLC	6,210.00	4/24/2026	(6)	(3,917,112)	(32,580)	(73,114)	40,534
S&P 500 Index	UBS Securities LLC	6,330.00	4/24/2026	(5)	(3,264,260)	(39,425)	(53,775)	14,350
S&P 500 Index	UBS Securities LLC	6,380.00	4/24/2026	(2)	(1,305,704)	(18,556)	(20,498)	1,942
S&P 500 Index	UBS Securities LLC	6,180.00	5/1/2026	(4)	(2,611,408)	(28,504)	(50,166)	21,662
S&P 500 Index	UBS Securities LLC	6,210.00	5/1/2026	(5)	(3,264,260)	(34,475)	(69,705)	35,230
S&P 500 Index	UBS Securities LLC	6,325.00	5/1/2026	(1)	(652,852)	(9,294)	(10,539)	1,245

Total						(360,902)	(559,710)	198,808

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	BNP Paribas SA	Receive	8/13/2026	(1,295,000)	(1,295,000)	(1,311)	(4,209)	2,898
USD - Secured Overnight Financing Rate (SOFR) strike @2.640%, terminating 8/13/26	Morgan Stanley & Co.	Receive	8/13/2026	(1,295,000)	(1,295,000)	(1,072)	(4,144)	3,072

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2026 (Unaudited)(Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
Call
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	BNP Paribas SA	Receive	8/14/2026	(1,480,000)	$(1,480,000)	$(1,610)	$(4,736)	$3,126
USD - Secured Overnight Financing Rate (SOFR) strike @2.685%, terminating 8/14/26	Toronto-Dominion Bank	Receive	8/14/2026	(1,480,000)	(1,480,000)	(1,349)	(4,803)	3,454
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	Barclays Bank Plc	Receive	8/19/2026	(925,000)	(925,000)	(926)	(2,960)	2,034
USD - Secured Overnight Financing Rate (SOFR) strike @2.710%, terminating 8/19/26	BNP Paribas SA	Receive	8/19/2026	(925,000)	(925,000)	(926)	(2,960)	2,034
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Barclays Bank Plc	Receive	9/21/2026	(1,078,000)	(1,078,000)	(2,533)	(3,773)	1,240
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	BNP Paribas SA	Receive	9/21/2026	(1,079,000)	(1,079,000)	(2,536)	(3,830)	1,294
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Morgan Stanley & Co.	Receive	9/21/2026	(1,079,000)	(1,079,000)	(2,444)	(3,520)	1,076
USD - Secured Overnight Financing Rate (SOFR) strike @2.850%, terminating 9/21/26	Toronto-Dominion Bank	Receive	9/21/2026	(1,079,000)	(1,079,000)	(2,536)	(3,237)	701
Put
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	BNP Paribas SA	Pay	8/13/2026	(1,295,000)	(1,295,000)	(5,894)	(3,885)	(2,009)
USD - Secured Overnight Financing Rate (SOFR) strike @3.640%, terminating 8/13/26	Morgan Stanley & Co.	Pay	8/13/2026	(1,295,000)	(1,295,000)	(5,922)	(4,014)	(1,908)
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	BNP Paribas SA	Pay	8/14/2026	(1,480,000)	(1,480,000)	(6,207)	(4,403)	(1,804)
USD - Secured Overnight Financing Rate (SOFR) strike @3.685%, terminating 8/14/26	Toronto-Dominion Bank	Pay	8/14/2026	(1,480,000)	(1,480,000)	(6,207)	(4,366)	(1,841)

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2026 (Unaudited)(Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
Put
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	Barclays Bank Plc	Pay	8/19/2026	(925,000)	$(925,000)	$(3,765)	$(2,706)	$(1,059)
USD - Secured Overnight Financing Rate (SOFR) strike @3.710%, terminating 8/19/26	BNP Paribas SA	Pay	8/19/2026	(925,000)	(925,000)	(3,760)	(2,682)	(1,078)
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/24/26	Bank of America N.A.	Pay	12/24/2026	(704,000)	(704,000)	(2,719)	(3,611)	892
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/24/26	Barclays Bank Plc	Pay	12/24/2026	(703,000)	(703,000)	(2,716)	(3,599)	883
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Bank of America N.A.	Pay	12/28/2026	(1,173,000)	(1,173,000)	(4,576)	(5,308)	732
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	(1,172,000)	(1,172,000)	(4,572)	(5,251)	679
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Barclays Bank Plc	Pay	12/28/2026	(1,173,000)	(1,173,000)	(4,453)	(5,959)	1,506
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 12/28/26	Morgan Stanley & Co.	Pay	12/28/2026	(2,110,000)	(2,110,000)	(8,010)	(10,691)	2,681
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/24/26	Citibank N.A.	Pay	9/24/2026	(1,887,000)	(1,887,000)	(5,640)	(7,831)	2,191
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/24/26	JPMorgan Chase Bank N.A.	Pay	9/24/2026	(1,410,000)	(1,410,000)	(4,214)	(5,640)	1,426
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/24/26	Toronto-Dominion Bank	Pay	9/24/2026	(703,000)	(703,000)	(2,101)	(3,023)	922
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/25/26	BNP Paribas SA	Pay	9/25/2026	(1,411,000)	(1,411,000)	(4,232)	(5,362)	1,130
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/25/26	Toronto-Dominion Bank	Pay	9/25/2026	(702,000)	(702,000)	(2,105)	(2,597)	492

iMGP Low Duration Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2026 (Unaudited)(Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS (Continued)
Put
USD - Secured Overnight Financing Rate (SOFR) strike @3.950%, terminating 9/28/26	Toronto-Dominion Bank	Pay	9/28/2026	(922,000)	$(922,000)	$(2,688)	$(3,966)	$1,278

Total						(97,024)	(123,066)	26,042

Total Written Options						$(482,214)	$(728,365)	$246,151

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 92.5%
Basic Materials: 4.1%
	CF Industries, Inc.
$10,593,000	5.300%, 11/26/2035	$10,564,945
	Steel Dynamics, Inc.
2,740,000	3.450%, 04/15/2030	2,621,382
8,248,000	3.250%, 01/15/2031	7,731,280

		20,917,607

Communications: 12.7%
	AT&T, Inc.
10,698,000	2.550%, 12/01/2033	9,059,759
	CCO Holdings LLC/CCO Holdings Capital Corp.
11,727,000	4.500%, 05/01/2032	10,461,581
	Expedia Group, Inc.
10,557,000	4.625%, 08/01/2027	10,567,351
	Motorola Solutions, Inc.
7,955,000	5.600%, 06/01/2032	8,247,681
	Omnicom Group, Inc.
8,223,000	5.000%, 06/02/2033	8,039,882
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(a)	7,739,454
	Verizon Communications, Inc.
10,437,000	4.329%, 09/21/2028	10,440,208

		64,555,916

Consumer, Cyclical: 12.6%
	Bath & Body Works, Inc.
7,364,000	6.625%, 10/01/2030(a)	7,434,893
2,275,000	6.875%, 11/01/2035	2,227,834
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
10,806,000	5.125%, 04/15/2029(a)(b)	9,595,692
	Dick’s Sporting Goods, Inc.
9,721,000	3.150%, 01/15/2032(b)	8,838,585
	Genuine Parts Co.
9,532,000	6.875%, 11/01/2033(b)	10,318,943
	LKQ Corp.
7,810,000	6.250%, 06/15/2033	8,052,833
	RB Global Holdings, Inc.
9,515,000	6.750%, 03/15/2028(a)	9,640,884
	Somnigroup International, Inc.
8,491,000	4.000%, 04/15/2029(a)	8,169,979

		64,279,643

Consumer, Non-cyclical: 18.0%
	Altria Group, Inc.
9,266,000	6.875%, 11/01/2033	10,269,202
	BAT Capital Corp.
9,627,000	6.421%, 08/02/2033	10,449,045
	Block Financial LLC
11,149,000	2.500%, 07/15/2028	10,523,807
	Conagra Brands, Inc.
10,483,000	5.000%, 08/01/2030	10,467,041
	DaVita, Inc.
8,153,000	4.625%, 06/01/2030(a)	7,835,973
1,727,000	6.750%, 07/15/2033(a)	1,757,514
	Global Payments, Inc.
10,303,000	5.400%, 08/15/2032	10,224,963
	HCA, Inc.
7,091,000	5.375%, 09/01/2026	7,096,645

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	IQVIA, Inc.
$8,187,000	6.250%, 06/01/2032(a)	$8,323,240
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,404,998
	Service Corp. International
1,661,000	4.000%, 05/15/2031	1,548,374
	Tenet Healthcare Corp.
5,347,000	6.125%, 10/01/2028	5,357,459

		91,258,261

Financial: 10.1%
	American Tower Corp.
11,185,000	2.900%, 01/15/2030	10,502,884
	Brown & Brown, Inc.
9,927,000	5.250%, 06/23/2032	9,919,729
	Crown Castle, Inc.
9,921,000	5.800%, 03/01/2034	10,164,097
	SBA Communications Corp.
10,844,000	3.125%, 02/01/2029	10,282,528
	Willis North America, Inc.
10,229,000	5.350%, 05/15/2033	10,352,255

		51,221,493

Industrial: 18.6%
	Allegion U.S. Holding Co., Inc.
8,038,000	5.411%, 07/01/2032	8,204,719
	Carlisle Cos., Inc.
10,658,000	3.750%, 12/01/2027	10,532,584
	Eagle Materials, Inc.
10,371,000	2.500%, 07/01/2031	9,273,971
	Flex Ltd.
10,395,000	4.875%, 05/12/2030	10,377,349
	Fortune Brands Innovations, Inc.
9,945,000	5.875%, 06/01/2033	10,316,534
	Sealed Air Corp.
8,623,000	6.500%, 07/15/2032(a)	9,055,837
	Teledyne Technologies, Inc.
9,487,000	2.750%, 04/01/2031(b)	8,694,736
	TopBuild Corp.
1,395,000	5.625%, 01/31/2034(a)	1,366,839
	TransDigm, Inc.
8,782,000	6.875%, 12/15/2030(a)	8,998,687
	Trimble, Inc.
9,789,000	6.100%, 03/15/2033	10,250,475
	Westinghouse Air Brake Technologies Corp.
7,282,000	4.700%, 09/15/2028	7,304,643

		94,376,374

Technology: 16.4%
	Broadcom, Inc.
3,617,000	4.150%, 11/15/2030	3,561,661
7,039,000	4.300%, 11/15/2032	6,860,272
	CDW LLC/CDW Finance Corp.
10,795,000	3.569%, 12/01/2031	9,864,391
	Fiserv, Inc.
9,384,000	3.500%, 07/01/2029	8,991,239
1,722,000	2.650%, 06/01/2030	1,568,712
	HP, Inc.
10,337,000	5.500%, 01/15/2033(b)	10,474,526
	NetApp, Inc.
9,636,000	5.700%, 03/17/2035	9,827,169
	Qorvo, Inc.
10,134,000	4.375%, 10/15/2029	9,908,830

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	Salesforce, Inc.
$10,671,000	4.900%, 09/15/2031	$10,653,608
	Teledyne FLIR LLC
1,364,000	2.500%, 08/01/2030	1,255,485
	Workday, Inc.
11,192,000	3.800%, 04/01/2032(b)	10,393,548

		83,359,441

TOTAL CORPORATE BONDS (Cost $470,261,345)		469,968,735

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.0%
	U.S. Treasury Notes
25,379,000	4.125%, 01/31/2027	25,459,887

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $25,422,887)		25,459,887

Shares
SHORT-TERM INVESTMENTS: 1.3%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.3%
6,715,868	State Street Navigator Securities Lending Government Money Market Portfolio, 3.680%(c)(d)	6,715,868

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,715,868)		6,715,868

TOTAL SHORT-TERM INVESTMENTS (Cost $6,715,868)		6,715,868

TOTAL INVESTMENTS (Cost: $502,400,100): 98.8%		502,144,490

Other Assets in Excess of Liabilities: 1.2%		6,250,224

NET ASSETS: 100.0%		$508,394,714

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	Security, or portion thereof, is out on loan.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of March 31, 2026.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$502,400,100

Gross unrealized appreciation	2,757,499
Gross unrealized depreciation	(3,013,109)

Net unrealized depreciation	$(255,610)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Principal Amount^		Value
MUNICIPAL BONDS: 98.1%
Alabama: 3.2%
	Auburn University
$50,000	Series A 4.000%, 06/01/2035	$50,118
	Black Belt Energy Gas District
500,000	Series E 5.000%, 07/01/2033	522,994
	Health Care Authority of the City of Huntsville
10,000	Series B1 5.000%, 06/01/2035	10,655

		583,767

California: 16.4%
	California Community Choice Financing Authority
200,000	Series C 5.000%, 02/01/2031	209,976
350,000	Series C 5.000%, 02/01/2032	368,485
	Los Angeles Department of Water & Power
745,000	Series A 5.000%, 07/01/2038	807,463
250,000	Series C 5.000%, 07/01/2047	251,705
620,000	Series D 5.000%, 07/01/2032	654,346
50,000	Series D 5.000%, 07/01/2039	51,248
	Los Angeles Department of Water & Power Water System Revenue
15,000	Series D 5.000%, 07/01/2043	15,702
	Miracosta Community College District
500,000	Series A 3.000%, 08/01/2034	491,185
	State of California
165,000	3.000%, 03/01/2029	164,999

		3,015,109

Colorado: 5.0%
	Colorado Educational & Cultural Facilities Authority
765,000	Series A 5.000%, 03/01/2047	768,117
	Colorado Health Facilities Authority
145,000	Series A-2 5.000%, 08/01/2044	147,338

		915,455

Connecticut: 0.7%
	Connecticut State Health & Educational Facilities Authority
75,000	Series K 5.000%, 07/01/2030	81,100
	South Central Connecticut Regional Water Authority
45,000	Series B-1 3.000%, 08/01/2034	43,155

		124,255

Principal Amount^		Value
Florida: 7.8%
	Alachua County Health Facilities Authority
$50,000	Series A 5.000%, 12/01/2044	$50,023
	Florida Municipal Loan Council
200,000	(AG), Series D 5.000%, 10/01/2049	208,220
	Miami-Dade County Educational Facilities Authority
200,000	Series B 5.250%, 04/01/2043	215,265
	North Broward Hospital District
125,000	Series B 5.000%, 01/01/2048	125,526
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	216,167
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	201,869
	St. Johns County School Board
100,000	(AG), Series A 5.500%, 07/01/2049	105,907
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	213,092
	Volusia County Educational Facility Authority
100,000	Series A 5.000%, 10/15/2049	101,236

		1,437,305

Georgia: 3.9%
	City of Atlanta Department of Aviation
335,000	Series A 5.250%, 07/01/2045	361,815
	Municipal Electric Authority of Georgia
350,000	Series A 5.000%, 01/01/2037	363,251

		725,066

Illinois: 3.1%
	Chicago Board of Education
325,000	(AG), Series A 5.000%, 12/01/2031	337,477
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	111,352
	Regional Transportation Authority
125,000	Series B 5.000%, 06/01/2035	129,933

		578,762

Indiana: 3.7%
	Concord Community Schools Building Corp.
250,000	(ST INTERCEPT) 5.000%, 01/15/2044	263,871
	Town of Upland
200,000	4.000%, 09/01/2037	199,337

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Indiana (continued)
	Westfield-Washington Multi-School Building Corp.
$200,000	(BAM), Series A 5.250%, 07/15/2043	$216,721

		679,929

Kansas: 1.1%
	Sedgwick County Unified School District No. 262 Valley Center
200,000	(AG) 5.000%, 09/01/2042	208,107

Louisiana: 1.1%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	204,754

Massachusetts: 4.3%
	Massachusetts Development Finance Agency
250,000	5.000%, 01/01/2027	252,777
250,000	5.250%, 01/01/2038	267,953
55,000	Series A 5.000%, 01/01/2040	55,345
50,000	Series F 4.000%, 07/01/2043	45,223
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	175,306

		796,604

Michigan: 2.5%
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	201,182
10,000	Series 2016MI 5.000%, 12/01/2045(a)	10,040
240,000	Series 2016MI 5.000%, 12/01/2045	240,022

		451,244

New Hampshire: 1.0%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	190,655

New Jersey: 3.5%
	New Jersey Health Care Facilities Financing Authority
635,000	Series A 5.000%, 07/01/2031	638,020

New York: 4.7%
	Metropolitan Transportation Authority
250,000	Series A 5.000%, 11/15/2044	262,125
200,000	Series A 5.250%, 11/15/2045	212,251
	TSASC, Inc.
195,000	Series A 5.000%, 06/01/2041	196,238

Principal Amount^		Value
New York (continued)
	Westchester County Local Development Corp.
$200,000	5.000%, 07/01/2042	$201,781

		872,395

North Carolina: 2.7%
	North Carolina Turnpike Authority
500,000	5.000%, 01/01/2049	504,003

Ohio: 6.1%
	Columbus Regional Airport Authority
180,000	Series B 5.000%, 01/01/2043	192,461
	County of Montgomery
420,000	4.000%, 08/01/2041	398,224
	Ohio Housing Finance Agency
140,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	138,343
	Port of Greater Cincinnati Development Authority
400,000	(FNMA COLL) 4.400%, 11/01/2040	389,172

		1,118,200

Pennsylvania: 3.7%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	212,487
	Allentown City School District
250,000	(AG ST AID WITHHLDG) 5.000%, 06/01/2038	267,756
	City of Lancaster
100,000	(BAM) 4.000%, 11/01/2038	100,543
	Montgomery County Higher Education & Health Authority
100,000	Series A 5.000%, 09/01/2043	101,676

		682,462

South Carolina: 7.0%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	203,106
	South Carolina Public Service Authority
500,000	Series A 5.000%, 12/01/2037	558,698
65,000	Series A 5.000%, 12/01/2037	65,266
130,000	Series A 5.000%, 12/01/2037	130,267
165,000	Series A 5.000%, 12/01/2051	168,277
150,000	Series A 5.250%, 12/01/2056	156,213

		1,281,827

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Texas: 9.9%
	Brownsboro Independent School District
$100,000	(AG) 5.000%, 08/15/2041	$104,514
	City of Bryan Waterworks & Sewer Revenue
250,000	4.000%, 07/01/2041	246,862
	City of Houston Hotel Occupancy Tax & Special Revenue
500,000	(AG), Series D 5.000%, 09/01/2036	552,562
	City of Odessa
500,000	4.000%, 03/01/2033	493,999
	FW Texas Street Public Facility Corp.
250,000	5.000%, 05/01/2038	263,055
	Huffman Independent School District
30,000	(PSF-GTD) 5.250%, 02/15/2049	31,482
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	136,460

		1,828,934

Vermont: 1.9%
	Vermont Educational & Health Buildings Financing Agency
350,000	Series B 5.000%, 12/01/2039	350,259

Virginia: 1.0%
	Virginia College Building Authority
165,000	5.000%, 06/01/2031	173,707

Washington: 3.8%
	City of Seattle Municipal Light & Power Revenue
330,000	5.000%, 07/01/2044	349,165
	Pend Oreille County Public Utility District No. 1 Box Canyon
100,000	5.000%, 01/01/2039	101,491
	University of Washington
250,000	Series A 5.250%, 12/01/2046	251,539

		702,195

TOTAL MUNICIPAL BONDS (Cost $18,199,911)		18,063,014

TOTAL INVESTMENTS (Cost: $18,199,911): 98.1%		18,063,014

Other Assets in Excess of Liabilities: 1.9%		349,765

NET ASSETS: 100.0%		$18,412,779

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Prerefunded

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$18,199,911

Gross unrealized appreciation	65,112

Gross unrealized depreciation	(202,009)

Net unrealized depreciation	$(136,897)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 74.3%
REPURCHASE AGREEMENTS: 0.5%
$17,739,865	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $17,818,400, U.S. Treasury Note, 4.375%, due 07/15/2027, value $18,096,984] (proceeds $17,740,387)	$17,739,865

TOTAL REPURCHASE AGREEMENTS (Cost $17,739,865)		17,739,865

TREASURY BILLS: 73.8%
	U.S. Treasury Bills
345,000,000	3.436%, 04/21/2026(a)(b)	344,308,517
95,000,000	3.450%, 04/23/2026(a)(b)(c)	94,790,584
270,000,000	3.486%, 04/28/2026(a)(b)	269,268,007
1,679,000,000	3.486%, 04/30/2026(a)(b)(c)	1,674,122,785
58,000,000	3.507%, 05/07/2026(a)(b)(c)	57,790,943

TOTAL TREASURY BILLS (Cost $2,440,280,836)		2,440,280,836

TOTAL SHORT-TERM INVESTMENTS (Cost $2,458,020,701)		2,458,020,701

TOTAL INVESTMENTS (Cost: $2,458,020,701): 74.3%		2,458,020,701

Other Assets in Excess of Liabilities: 25.7%		850,594,860

NET ASSETS: 100.0%		$3,308,615,561

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	The rate shown represents yield-to-maturity.
(c)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$2,458,020,701

Gross unrealized appreciation	43,515,699
Gross unrealized depreciation	(17,525,603)

Net unrealized appreciation	$25,990,096

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2026 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Euro FX Currency Futures	7,118	$1,032,120,508	$1,030,819,863	6/15/2026	$(1,300,645)
Gold 100 Oz Futures (b)	714	315,475,907	334,052,040	6/26/2026	18,576,133
MSCI EAFE Index Futures	6,890	998,227,422	999,428,950	6/19/2026	1,201,528
MSCI Emerging Market Index	8,525	627,614,307	620,023,250	6/19/2026	(7,591,057)
WTI Crude Futures (b)	4,348	412,507,279	405,059,680	5/19/2026	(7,447,599)

Total Long					$3,438,360

Futures Contracts - Short
Japanese Yen Currency Futures	(18,331)	$(1,452,484,929)	$(1,451,356,925)	6/15/2026	$1,128,004
S&P 500 E-Mini Index Futures	(4,592)	(1,524,162,911)	(1,508,644,200)	6/18/2026	15,518,711
U.S. Treasury 10-Year Note Futures	(13,286)	(1,476,203,735)	(1,475,368,781)	6/18/2026	834,954
U.S. Treasury 2-Year Note Futures	(14,262)	(2,964,841,409)	(2,958,585,040)	6/30/2026	6,256,369
U.S. Treasury Long Bond Futures	(2,415)	(273,821,823)	(275,008,125)	6/18/2026	(1,186,302)

Total Short					$22,551,736

Total Futures Contracts					$25,990,096

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at March 31, 2026.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 97.3%
Consumer Discretionary: 6.0%
1,670	Lennar Corp. - Class A	$145,023
791	Lowe’s Cos., Inc.	186,897
704	McDonald’s Corp.	218,796

		550,716

Consumer Staples: 11.3%
1,453	General Mills, Inc.	54,081
763	Hershey Co.	158,620
2,498	Mondelez International, Inc. - Class A	143,985
1,772	Nestle SA - ADR	175,605
850	PepsiCo, Inc.	131,996
872	Procter & Gamble Co.	125,952
1,960	Walmart, Inc.	243,589

		1,033,828

Energy: 10.2%
2,150	Chevron Corp.	444,835
1,772	EOG Resources, Inc.	256,178
7,115	Kinder Morgan, Inc.	238,566

		939,579

Financials: 16.6%
5,983	Bank of America Corp.	291,671
2,178	Charles Schwab Corp.	204,689
653	Chubb Ltd.	212,832
1,299	JPMorgan Chase & Co.	382,114
1,132	M&T Bank Corp.	234,007
936	PNC Financial Services Group, Inc.	194,772

		1,520,085

Health Care: 9.6%
1,271	Abbott Laboratories	130,494
1,633	AbbVie, Inc.	355,161
2,774	Bristol-Myers Squibb Co.	168,243
907	Johnson & Johnson	221,707

		875,605

Industrials: 18.1%
2,432	A.O. Smith Corp.	160,366
348	Deere & Co.	196,028
1,691	Emerson Electric Co.	221,555
1,083	Honeywell International, Inc.	244,790
509	Lockheed Martin Corp.	307,635
944	Norfolk Southern Corp.	270,928
1,125	Waste Management, Inc.	258,514

		1,659,816

Information Technology: 17.7%
1,394	Apple, Inc.	353,783
3,993	Cisco Systems, Inc.	309,817
1,671	Dell Technologies, Inc. - Class C	274,261
748	Microsoft Corp.	276,887
1,518	QUALCOMM, Inc.	195,488
1,024	TE Connectivity PLC	214,037

		1,624,273

Shares		Value
Materials: 3.6%
1,954	Nucor Corp.	$330,421

Real Estate: 1.2%
1,670	WP Carey, Inc. - REIT	113,493

Utilities: 3.0%
7,188	PPL Corp.	274,582

TOTAL COMMON STOCKS (Cost $7,486,198)		8,922,398

Principal Amount
SHORT-TERM INVESTMENTS: 2.6%
REPURCHASE AGREEMENTS: 2.6%
$236,319	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $237,400, U.S. Treasury Note, 4.375%, due 07/15/2027, value $241,147] (proceeds $236,326)	236,319

TOTAL SHORT-TERM INVESTMENTS (Cost $236,319)		236,319

TOTAL INVESTMENTS (Cost: $7,722,517): 99.9%		9,158,717

Other Assets in Excess of Liabilities: 0.1%		6,230

NET ASSETS: 100.0%		$9,164,947

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$7,722,517

Gross unrealized appreciation	1,583,753
Gross unrealized depreciation	(147,553)

Net unrealized appreciation	$1,436,200

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 95.7%
Communication Services: 18.5%
2,600	Baidu, Inc. - Class A*	$35,053
2,100	NetEase, Inc.	45,668
2,700	Tencent Holdings Ltd.	166,679
3,199	Tencent Music Entertainment Group - ADR	29,687

		277,087

Consumer Discretionary: 16.0%
6,500	Alibaba Group Holding Ltd.	98,658
2,600	ANTA Sports Products Ltd.	25,104
2,300	BYD Co. Ltd. - Class H	31,038
4,400	H World Group Ltd.	21,943
5,400	Haier Smart Home Co. Ltd. - Class H	14,271
1,300	Meituan - Class B*(a)	13,754
400	Pop Mart International Group Ltd.(a)	7,326
550	Trip.com Group Ltd.*	26,714

		238,808

Consumer Staples: 3.9%
9,800	By-health Co. Ltd. - Class A	15,576
5,400	Foshan Haitian Flavouring & Food Co. Ltd. - Class H	25,167
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	18,309

		59,052

Financials: 18.4%
10,200	AIA Group Ltd.	110,389
2,100	Hong Kong Exchanges & Clearing Ltd.	104,086
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	60,662

		275,137

Health Care: 7.4%
58,000	AK Medical Holdings Ltd.(a)	45,718
4,000	Hansoh Pharmaceutical Group Co. Ltd.(a)	18,102
1,500	Innovent Biologics, Inc.*(a)	16,243
3,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	30,375

		110,438

Industrials: 12.6%
8,800	Centre Testing International Group Co. Ltd. - Class A	17,783
1,800	Contemporary Amperex Technology Co. Ltd. - Class A	104,667
3,300	Shenzhen Inovance Technology Co. Ltd. - Class A	32,005
8,000	SITC International Holdings Co. Ltd.	34,775

		189,230

Information Technology: 9.1%
780	Beijing Kingsoft Office Software, Inc. - Class A	26,371

Shares		Value
Information Technology (continued)
18,600	Horizon Robotics*	$15,705
2,600	Montage Technology Co. Ltd. - Class H*	51,070
6,000	Sino Wealth Electronic Ltd. - Class A	20,420
5,400	Xiaomi Corp. - Class B*(a)	21,875

		135,441

Materials: 1.7%
5,600	Shandong Sinocera Functional Material Co. Ltd. - Class A	24,886

Real Estate: 8.1%
9,200	China Resources Mixc Lifestyle Services Ltd.(a)	55,199
8,000	KE Holdings, Inc. - Class A	38,672
5,800	Link REIT - REIT	26,647

		120,518

TOTAL COMMON STOCKS (Cost $1,236,700)		1,430,597

TOTAL INVESTMENTS(b) (Cost: $1,236,700): 95.7%		1,430,597

Other Assets in Excess of Liabilities: 4.3%		64,066

NET ASSETS: 100.0%		$1,494,663

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(b)	For additional information on China risk, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$1,236,700

Gross unrealized appreciation	284,508
Gross unrealized depreciation	(90,611)

Net unrealized appreciation	$193,897

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 96.9%
Brazil: 2.7%
125	MercadoLibre, Inc.*	$216,128

Canada: 4.5%
3,037	Shopify, Inc. - Class A*	360,249

China: 4.3%
5,595	Tencent Holdings Ltd.	345,397

France: 2.1%
429	L’Oreal SA	172,599

Germany: 4.3%
40	SAP SE	6,767
1,456	Siemens Energy AG	238,525
2,337	Siemens Healthineers AG(a)	97,698

		342,990

Japan: 1.4%
481	Tokyo Electron Ltd.	112,563

Netherlands: 3.2%
183	Adyen NV*(a)	179,266
63	ASML Holding NV	81,202

		260,468

Taiwan: 4.4%
1,049	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	354,510

United States: 70.0%
1,682	Alphabet, Inc. - Class C	482,498
1,518	Amazon.com, Inc.*	316,154
1,209	Aon PLC - Class A	390,241
3,010	Boston Scientific Corp.*	188,877
1,311	Broadcom, Inc.	405,768
3,756	CoStar Group, Inc.*	151,517
371	Eli Lilly & Co.	341,235
226	IDEXX Laboratories, Inc.*	126,987
757	MasterCard, Inc. - Class A	378,243
265	Meta Platforms, Inc. - Class A	151,614
1,065	Microsoft Corp.	394,231
327	MSCI, Inc.	176,256
3,320	NVIDIA Corp.	579,008
1,065	Oracle Corp.	156,672
2,481	ServiceNow, Inc.*	259,389
453	Spotify Technology SA*	219,664
2,030	Starbucks Corp.	181,868
2,056	Uber Technologies, Inc.*	147,888
1,253	Visa, Inc. - Class A	378,707
1,929	Zoetis, Inc.	228,027

		5,654,844

TOTAL COMMON STOCKS (Cost $9,477,704)		7,819,748

Principal Amount		Value
SHORT-TERM INVESTMENTS: 3.0%
REPURCHASE AGREEMENTS: 3.0%
$245,662	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $246,800, U.S. Treasury Note, 4.375%, due 07/15/2027, value $250,710] (proceeds $245,669)	$245,662

TOTAL SHORT-TERM INVESTMENTS (Cost $245,662)		245,662

TOTAL INVESTMENTS (Cost: $9,723,366): 99.9%		8,065,410

Other Assets in Excess of Liabilities: 0.1%		8,155

NET ASSETS: 100.0%		$8,073,565

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$9,723,366

Gross unrealized appreciation	59,622
Gross unrealized depreciation	(1,717,578)

Net unrealized depreciation	$(1,657,956)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	19.0%
Interactive Media & Services	12.2%
Financial Services	11.6%
Software	10.1%
Pharmaceuticals	7.0%
Broadline Retail	6.6%
Health Care Equipment & Supplies	5.1%
Insurance	4.8%
IT Services	4.5%
Electrical Equipment	3.0%
Entertainment	2.7%
Hotels, Restaurants & Leisure	2.3%
Capital Markets	2.2%
Personal Care Products	2.1%
Real Estate Management & Development	1.9%
Ground Transportation	1.8%
Short-Term Investments	3.0%

Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%

Net Assets	100.0%

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Brazil: 11.1%
994	MercadoLibre, Inc.*	$1,718,646
74,038	NU Holdings Ltd. - Class A*	1,063,926

		2,782,572

Canada: 3.7%
7,770	Shopify, Inc. - Class A*	921,677

China: 3.5%
14,238	Tencent Holdings Ltd.	878,956

Germany: 8.6%
223	Rheinmetall AG	370,974
9,072	SAP SE	1,534,778
1,576	Siemens Energy AG	258,184

		2,163,936

Hong Kong: 2.1%
48,852	AIA Group Ltd.	528,697

India: 1.8%
17,919	ICICI Bank Ltd. - ADR	464,102

Japan: 10.9%
1,790	Disco Corp.	689,042
700	Keyence Corp.	241,385
20,210	Mitsubishi Heavy Industries Ltd.	536,469
5,480	Tokyo Electron Ltd.	1,282,421

		2,749,317

Netherlands: 13.3%
669	Adyen NV*(a)	655,348
1,135	ASM International NV	832,638
1,436	ASML Holding NV	1,850,899

		3,338,885

Poland: 1.6%
22,948	InPost SA*(b)	398,535

Singapore: 1.3%
3,864	Sea Ltd. - ADR*	319,978

South Korea: 1.7%
3,897	Samsung Electronics Co. Ltd.	425,410

Sweden: 1.8%
7,168	Saab AB - Class B	464,071

Switzerland: 6.2%
1,959	Lonza Group AG	1,232,201
9,528	On Holding AG - Class A*	324,143

		1,556,344

Taiwan: 2.6%
1,910	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	645,485

United Kingdom: 7.0%
4,594	AstraZeneca PLC	889,768
78,285	Sage Group PLC	864,734

		1,754,502

United States: 19.2%
3,057	Aon PLC - Class A	986,738

Shares		Value
United States (continued)
7,004	Medtronic PLC	$606,897
4,787	Schneider Electric SE	1,263,017
2,688	Spotify Technology SA*	1,303,438
2,251	Willis Towers Watson PLC	654,366

		4,814,456

TOTAL COMMON STOCKS (Cost $26,318,881)		24,206,923

Principal Amount
SHORT-TERM INVESTMENTS: 3.5%
REPURCHASE AGREEMENTS: 3.5%
$878,382	Fixed Income Clearing Corp. 1.060%, 3/31/2026, due 04/01/2026 [collateral: par value $882,300, U.S. Treasury Note, 4.375%, due 07/15/2027, value $896,124] (proceeds $878,408)	$878,382

TOTAL SHORT-TERM INVESTMENTS (Cost $878,382)		878,382

TOTAL INVESTMENTS (Cost: $27,197,263): 99.9%		25,085,305

Other Assets in Excess of Liabilities: 0.1%		30,135

NET ASSETS: 100.0%		$25,115,440

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.

The cost basis of investments for federal income tax purposes at March 31, 2026 was as follows*:

Cost of investments	$27,197,263

Gross unrealized appreciation	1,007,591
Gross unrealized depreciation	(3,119,549)

Net unrealized depreciation	$(2,111,958)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2026 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	21.1%
Software	9.6%
Insurance	8.6%
Broadline Retail	8.2%
Banks	6.0%
Electrical Equipment	6.1%
Entertainment	5.2%
Life Sciences Tools & Services	4.9%
IT Services	3.7%
Pharmaceuticals	3.5%
Interactive Media & Services	3.5%
Aerospace & Defense	3.3%
Financial Services	2.6%
Health Care Equipment & Supplies	2.4%
Machinery	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Air Freight & Logistics	1.6%
Textiles, Apparel & Luxury Goods	1.3%
Electronic Equipment, Instruments & Components	1.0%
Short-Term Investments	3.5%

Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%

Net Assets	100.0%

Litman Gregory Funds Trust

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 14% of its total net assets invested in the Subsidiary as of March 31, 2026.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Low Duration Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Low Duration Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Low Duration Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned equity security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At March 31, 2026, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash Collateral	Non-cash Collateral	Total Collateral
Global Select Fund	$2,340,088	$2,396,194	$—	$2,396,194
International Fund	3,173,279	720,435	2,537,795	3,258,230
Small Company Fund	2,485,658	—	2,470,253	2,470,253
Low Duration Income Fund	10,753,615	9,581,551	1,358,905	10,940,456
Dolan McEniry Corporate Bond Fund	15,380,917	6,715,868	8,960,900	15,676,768
Polen Capital International Growth ETF	359,613	—	376,917	376,917

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2026, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The Low Duration Income Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments in Securities. Cash received in exchange for securities transferred, if any, under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of its investments, the DBi Managed Futures Strategy ETF is subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Low Duration Income Fund invests in financial futures contracts primarily for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2026, the Low Duration Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2026, the Low Duration Income Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended March 31, 2026, the Low Duration Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2026, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2026. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$10,657,244	$—	$—	$10,657,244
China	1,457,766	—	—	1,457,766
Germany	1,134,142	—	—	1,134,142
Netherlands	2,886,612	—	—	2,886,612
Taiwan	2,104,415	—	—	2,104,415
United States	51,507,172	—	—	51,507,172
Preferred Stocks
South Korea	4,366,409	—	—	4,366,409

Total Equity	74,113,760	—	—	74,113,760

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	2,396,194	—	—	2,396,194
Repurchase Agreements	—	1,316,571	—	1,316,571

Total Short-Term Investments	2,396,194	1,316,571	—	3,712,765

Total Investments in Securities	$76,509,954	$1,316,571	$—	$77,826,525

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$544,988	$—	$—	$544,988
Brazil	4,806,256	—	—	4,806,256
Canada	1,763,879	—	—	1,763,879
China	1,701,441	—	—	1,701,441
France	11,801,164	—	—	11,801,164
Germany	14,933,557	—	—	14,933,557
Greece	1,479,669	—	—	1,479,669
Indonesia	882,451	—	—	882,451
Ireland	1,791,217	—	—	1,791,217
Israel	8,081,580	—	—	8,081,580
Italy	5,766,280	—	—	5,766,280
Japan	6,086,259	—	—	6,086,259

Netherlands	7,581,907	—	—	7,581,907
Singapore	2,941,856	—	—	2,941,856
South Africa	1,684,144	—	—	1,684,144
South Korea	787,658	—	—	787,658
Spain	1,603,974	—	—	1,603,974
Switzerland	8,057,371	—	—	8,057,371
Taiwan	4,735,537	—	—	4,735,537
United Kingdom	12,052,564	—	—	12,052,564
United States	12,584,739	—	—	12,584,739

Total Equity	111,668,491	—	—	111,668,491

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	720,435	—	—	720,435
Repurchase Agreements	—	1,244,061	—	1,244,061

Total Short-Term Investments	720,435	1,244,061	—	1,964,496

Total Investments in Securities	$112,388,926	$1,244,061	$—	$113,632,987

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$48,430,249	$—	$—	$48,430,249

Total Equity	48,430,249	—	—	48,430,249

Total Investments in Securities	$48,430,249	$—	$—	$48,430,249

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Low Duration Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$893,937	$57,502	$1,046	**	$952,485
Preferred Stocks	3,298,547	—	—		3,298,547
Limited Partnerships	—	—	51,925	**	51,925

Total Equity	4,192,484	57,502	52,971	**	4,302,957

Rights/Warrants	—	473,225	—		473,225
Fixed Income
Asset-Backed Securities	—	40,252,493	—		40,252,493
Bank Loans	—	51,980,129	—		51,980,129
Convertible Bonds	—	608,788	—		608,788
Corporate Bonds	—	113,285,581	75,034	**	113,360,615
Government Securities & Agency Issue	—	10,719,904	—		10,719,904
Mortgage-Backed Securities	—	35,942,983	5,946		35,948,929
Municipal Bonds	—	4,986	—		4,986

Total Fixed Income	—	252,794,864	80,980	**	252,875,844

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	9,581,551	—	—		9,581,551
Money Market Funds	4,375,574	—	—		4,375,574
Repurchase Agreements	—	366,120	—		366,120
Treasury Bills	—	973,460	—		973,460

Total Short-Term Investments	13,957,125	1,339,580	—		15,296,705

Purchased Options	50,828	96,457	—		147,285

Total Investments in Securities in Assets	$18,200,437	$254,761,628	$133,951	**	$273,096,016

Unfunded Loan Commitments***	—	(12,733)	—		(12,733)

Reverse Repurchase Agreements	—	(3,344,860)	—		(3,344,860)

Total Investments in Securities in Liabilities	$—	$(3,344,860)	$—		$(3,344,860)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$59,589	$—	$—		$59,589
Futures	(108,543)	—	—		(108,543)
Swaps - Interest Rate	—	108,552	—		108,552
Swaps - Credit Default	—	41,667	—		41,667
Written Options	(385,190)	(97,024)	—		(482,214)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Low Duration Income Fund.
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$469,968,735	$—	$469,968,735
Government Securities & Agency Issue	—	25,459,887	—	25,459,887

Total Fixed Income	—	495,428,622	—	495,428,622

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	6,715,868	—	—	6,715,868

Total Investments in Securities	$6,715,868	$495,428,622	$—	$502,144,490

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$18,063,014	$—	$18,063,014

Total Fixed Income	—	18,063,014	—	18,063,014

Total Investments in Securities	$—	$18,063,014	$—	$18,063,014

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$17,739,865	$—	$17,739,865
Treasury Bills	—	2,440,280,836	—	2,440,280,836

Total Short-Term Investments	—	2,458,020,701	—	2,458,020,701

Total Investments in Securities	$—	$2,458,020,701	$—	$2,458,020,701

Other Financial Instruments*
Futures	$25,990,096	$—	$—	$25,990,096

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$8,922,398	$—	$—	$8,922,398

Total Equity	8,922,398	—	—	8,922,398

Short-Term Investments
Repurchase Agreements	—	236,319	—	236,319

Total Investments in Securities	$8,922,398	$236,319	$—	$9,158,717

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,430,597	$—	$—	$1,430,597

Total Equity	1,430,597	—	—	1,430,597

Total Investments in Securities	$1,430,597	$—	$—	$1,430,597

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$216,128	$—	$—	$216,128
Canada	360,249	—	—	360,249
China	345,397	—	—	345,397
France	172,599	—	—	172,599
Germany	342,990	—	—	342,990
Japan	112,563	—	—	112,563
Netherlands	260,468	—	—	260,468
Taiwan	354,510	—	—	354,510
United States	5,654,844	—	—	5,654,844

Total Equity	7,819,748	—	—	7,819,748

Short-Term Investments
Repurchase Agreements	—	245,662	—	245,662

Total Short-Term Investments	—	245,662	—	245,662

Total Investments in Securities	$7,819,748	$245,662	$—	$8,065,410

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$2,782,572	$—	$—	$2,782,572
Canada	921,677	—	—	921,677
China	878,956	—	—	878,956
Germany	1,905,752	258,184	—	2,163,936
Hong Kong	528,697	—	—	528,697
India	464,102	—	—	464,102
Japan	2,749,317	—	—	2,749,317
Netherlands	3,338,885	—	—	3,338,885
Poland	398,535	—	—	398,535
Singapore	319,978	—	—	319,978
South Korea	425,410	—	—	425,410
Sweden	464,071	—	—	464,071
Switzerland	1,556,344	—	—	1,556,344
Taiwan	645,485	—	—	645,485
United Kingdom	1,754,502	—	—	1,754,502
United States	4,814,456	—	—	4,814,456

Total Equity	23,948,739	258,184	—	24,206,923

Short-Term Investments
Repurchase Agreements	—	878,382	—	878,382

Total Short-Term Investments	—	878,382	—	878,382

Total Investments in Securities	$23,948,739	$1,136,566	$—	$25,085,305

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

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Active Management Risk. Each Fund is actively managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for the Fund. A Fund’s investment strategy may fail to produce the intended results. There can be no assurance that a Fund will achieve its investment objective. A sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect, and the sub-advisor may not anticipate actual market movements or the impact of economic conditions generally. No matter how well a portfolio manager evaluates market conditions, the securities a portfolio manager chooses may fail to produce the intended result, and you could lose money on your investment in a Fund.

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Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Low Duration Income Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

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Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

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China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

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Collateral Risk. If the Low Duration Income Fund and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

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Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Low Duration Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

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Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

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Communications Sector Risk. Companies in the communications sector may be affected by competitive pressures (including innovation by competitors and pricing competition), substantial capital requirements, government regulation, revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and fluctuating demand due to changing consumer tastes and interests.

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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

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Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Low Duration Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

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Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund and International Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

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Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. All of the Funds may invest in foreign currencies for hedging purposes.

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Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

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Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

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Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

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Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

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P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

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Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

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Dividend Paying Securities Risk. The iMGP Berkshire Dividend Growth Fund’s emphasis on dividend-paying securities could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

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Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

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ETF Risk. The DBi Managed Futures Strategy ETF, Berkshire Dividend Growth ETF, Polen Capital China Growth ETF, Polen Capital Global Growth ETF, Polen Capital International Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

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Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

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Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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European Investment Risk. Each of the Global Select Fund, International Fund, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

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Financial Sector Risk. A Fund may from time to time invest a significant portion of its assets in the financial sector. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

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Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

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Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets.

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Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

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Futures Contracts Risk. Futures contracts have a high degree of price variability and are subject to occasional rapid and substantial changes. There is an imperfect correlation between the change in market value of the futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts. Futures contracts pose the risk of a possible lack of a liquid secondary market, resulting in the potential inability to close a futures contract when desired. Futures contracts are also subject to risks related to possible market disruptions or other extraordinary events, including but not limited to, governmental intervention, and potentially unlimited losses caused by unanticipated market movements. Futures contracts are subject to the possibility that the counterparties to the contracts will default in the performance of their obligations. If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its futures contracts, or close certain positions at a time when it may be disadvantageous to do so. The successful use of futures contracts draws upon the Sub-Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations.

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General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Geopolitical Events Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, trade disputes, supply chain disruptions, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, cybersecurity events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, territorial invasions and global economic sanctions implemented in response, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. and global financial markets.

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Government Securities and Agency Risk. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

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Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Inflation Risk. At any time, the DBi Managed Futures Strategy ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

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Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Low Duration Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Low Duration Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Japan Investing Risk. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth in Japan is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth of the Japanese economy and adverse economic conditions in the U.S. or other trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events). Other factors, such as the occurrence of natural disasters and relations with neighboring countries (including China, South Korea, North Korea and Russia), may also negatively impact the Japanese economy.

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Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Latin America Investing Risk. The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, high unemployment, government overspending and political instability. Similar conditions in the present or future could impact the Fund’s performance. Many Latin American countries are highly reliant on the exportation of commodities and their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. Investments in Latin American countries may be subject to currency risks, such as restrictions on the flow of money in and out of a country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of the Fund’s investments. Other Latin American investment risks may include inadequate investor protection, less developed regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The governments of many Latin American countries may also exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Securities of companies in Latin American countries may be subject to significant price volatility, which could impact Fund performance.

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Leverage Risk. Leverage may result from certain transactions, including the use of derivatives and borrowing, particularly with respect to the Low Duration Income Fund. Although leverage creates an opportunity for increased income and gain, it also creates certain risks. For example, the use of leverage may cause the effect of an increase or decrease in the value of a Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Under normal circumstances, the Low Duration Income Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

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Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

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Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

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Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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Models and Data Risk. This is the risk that one or all of the proprietary systematic and quantitative models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the DBi Managed Futures Strategy ETF.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

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Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses.

Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

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Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

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Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At March 31, 2026, the Small Company Fund has 28.6% of its net assets invested in the Industrials sector of the stock market. Because of this, the Fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

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Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

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Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of a Fund’s shares may fall. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

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Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Subsidiary Risk. By investing in the Subsidiary, the DBi Managed Futures Strategy ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

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Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

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TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Low Duration Income Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. Various types of investments in which the Low Duration Income Fund may invest, including derivatives, mortgage related securities, and REITs, may cause the returns of the Fund to be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Low Duration Income Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

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U.S. Trade Policy Risk. In the U.S., the Trump administration recently enacted and proposed to enact significant new tariffs on imports from certain countries. Additionally, President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict a portfolio company’s access to suppliers or customers and have a material adverse effect on its business, financial condition or operations, which in turn could negatively impact a Fund.

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Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.